UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 - September 30, 2005

Item 1. Schedule of Investments.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

TEACHERS INSURANCE AND ANNUITY ASSOCIATION

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE (000)
PREFERRED STOCK - 0.00%
PRIMARY METAL INDUSTRIES - 0.00%
25,150	v*	Superior Trust I	$—

		TOTAL PRIMARY METAL INDUSTRIES	—

		TOTAL PREFERRED STOCKS (Cost $20)	—

COMMON STOCKS - 99.92%
AGRICULTURAL PRODUCTION-CROPS - 0.02%
246		Alico, Inc	13
2,584		Chiquita Brands International, Inc	72
2,443		Delta & Pine Land Co	65
360	*	John B. Sanfilippo & Son	6

		TOTAL AGRICULTURAL PRODUCTION-CROPS	156

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,099		Pilgrim’s Pride Corp	40
26		Seaboard Corp	36

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	76

AMUSEMENT AND RECREATION SERVICES - 0.18%
3,321	*	Alliance Gaming Corp	36
2,000	*	Argosy Gaming Co	94
433		Churchill Downs, Inc	15
685		Dover Downs Gaming & Entertainment, Inc	9
967		Dover Motorsports, Inc	7
12,231		Harrah’s Entertainment, Inc	797
2,353		International Speedway Corp (Class A)	124
1,577	*	Life Time Fitness, Inc	52
3,185	*	Magna Entertainment Corp (Class A)	21
1,472	*	Multimedia Games, Inc	14
4,563	*	Penn National Gaming, Inc	142
2,469	*	Pinnacle Entertainment, Inc	45
6,211	*	Six Flags, Inc	45
1,000		Speedway Motorsports, Inc	36
1,299	*	Sunterra Corp	17
2,208		Warner Music Group Corp	41
5,439		Westwood One, Inc	108
1,562	*	WMS Industries, Inc	44
717		World Wrestling Entertainment, Inc	9

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,656

APPAREL AND ACCESSORY STORES - 0.62%
5,833		Abercrombie & Fitch Co (Class A)	291
3,853	*	Aeropostale, Inc	82
7,919		American Eagle Outfitters, Inc	186
4,907	*	AnnTaylor Stores Corp	130
1,012		Bebe Stores, Inc	18
500		Buckle, Inc	17
1,286		Burlington Coat Factory Warehouse Corp	49
664	*	Cache, Inc	10
1,242	*	Carter’s, Inc	70

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,400	*	Casual Male Retail Group, Inc	17
2,074		Cato Corp (Class A)	41
806	*	Charlotte Russe Holding, Inc	11
7,700	*	Charming Shoppes, Inc	82
12,068	*	Chico’s FAS, Inc	444
1,410	*	Children’s Place Retail Stores, Inc	50
2,493		Christopher & Banks Corp	35
6,119		Claire’s Stores, Inc	148
290		DEB Shops, Inc	6
1,500	*	Dress Barn, Inc	34
2,704		Finish Line, Inc (Class A)	39
10,406		Foot Locker, Inc	228
39,146		Gap, Inc	682
1,138		Goody’s Family Clothing, Inc	9
3,222	*	HOT Topic, Inc	49
1,539	*	Jo-Ann Stores, Inc	27
913	*	JOS A Bank Clothiers, Inc	39
20,577	*	Kohl’s Corp	1,033
23,259		Limited Brands, Inc	475
888	*	New York & Co, Inc	15
14,646		Nordstrom, Inc	503
4,702	*	Pacific Sunwear Of California, Inc	101
4,638	*	Payless Shoesource, Inc	81
9,932		Ross Stores, Inc	235
517	*	Shoe Carnival, Inc	8
2,155		Stage Stores, Inc	58
1,700		Talbots, Inc	51
2,829	*	The Wet Seal, Inc	13
2,439	*	Too, Inc	67
7,238	*	Urban Outfitters, Inc	213
1,301	*	Wilsons The Leather Experts, Inc	8

		TOTAL APPAREL AND ACCESSORY STORES	5,655

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
1,062	*	Columbia Sportswear Co	49
1,418	*	DHB Industries, Inc	6
1,036	*	Guess ?, Inc	22
2,122	*	Gymboree Corp	29
1,589	*	Hartmarx Corp	10
1,650	*	Innovo Group, Inc	3
8,120		Jones Apparel Group, Inc	231
2,000		Kellwood Co	52
7,365		Liz Claiborne, Inc	290
1,700		Phillips-Van Heusen Corp	53
3,720		Polo Ralph Lauren Corp	187
7,612	*	Quiksilver, Inc	110
2,227		Russell Corp	31
5,673		VF Corp	329
3,191	*	Warnaco Group, Inc	70

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,472

AUTO REPAIR, SERVICES AND PARKING - 0.07%
646	*	Amerco, Inc	38
700		Bandag, Inc	30
1,278		Central Parking Corp	19
1,736	*	Dollar Thrifty Automotive Group, Inc	59
4,499		Lear Corp	153
1,073	*	Midas, Inc	21
582		Monro Muffler, Inc	15
3,583	*	PHH Corp	98
4,329		Ryder System, Inc	148
2,709	*	Wright Express Corp	58

		TOTAL AUTO REPAIR, SERVICES AND PARKING	639

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
7,237	*	Advance Auto Parts	280
409	*	America’s Car-Mart, Inc	7
1,053	*	Asbury Automotive Group, Inc	18
12,120	*	Autonation, Inc	242
3,756	*	Autozone, Inc	313
7,080	*	Carmax, Inc	221
4,651	*	Copart, Inc	111
3,233	*	CSK Auto Corp	48
1,061		Lithia Motors, Inc (Class A)	31
809	*	MarineMax, Inc	21
6,737	*	O’Reilly Automotive, Inc	190
1,413	*	Rush Enterprises, Inc (Class A)	22
1,793		Sonic Automotive, Inc	40
1,810		United Auto Group, Inc	60

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,604

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.03%
1,294	*	Central Garden & Pet Co	59
4,181		Fastenal Co	255
144,003		Home Depot, Inc	5,492
51,585		Lowe’s Cos, Inc	3,322
7,802		Sherwin-Williams Co	344

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,472

BUSINESS SERVICES - 7.18%
27,132	*	3Com Corp	111
813	*	3D Systems Corp	18
2,635		Aaron Rents, Inc	56
2,600		ABM Industries, Inc	54
12,092	*	Activision, Inc	247
5,898		Acxiom Corp	110
1,377		Administaff, Inc	55
32,334		Adobe Systems, Inc	965
2,172	*	Advent Software, Inc	58
2,039		Advo, Inc	64
8,070	*	Affiliated Computer Services, Inc (Class A)	441
3,625	*	Agile Software Corp	26
7,418	*	Akamai Technologies, Inc	118
5,618	*	Alliance Data Systems Corp	220
1,445	*	Altiris, Inc	22
900	*	American Reprographics Co	15
3,066	*	AMICAS, Inc	16
1,337	*	AMN Healthcare Services, Inc	21
436	*	Ansoft Corp	13
2,094	*	Ansys, Inc	81
1,874	*	Anteon International Corp	80
4,092	*	Applied Digital Solutions, Inc	12
3,835	*	aQuantive, Inc	77
2,100		Arbitron, Inc	84
4,191	*	Ariba, Inc	24
4,355	*	Aspen Technology, Inc	27
546	*	Asset Acceptance Capital Corp	16
3,399	*	Atari, Inc	5
1,632	*	Audible, Inc	20
2,886	*	Autobytel, Inc	14
15,408		Autodesk, Inc	715
38,834		Automatic Data Processing, Inc	1,671
3,409	*	Avocent Corp	108
631	*	Bankrate, Inc	17
23,546	*	BEA Systems, Inc	211
8,366	*	BISYS Group, Inc	112

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
631		Blackbaud, Inc	9
1,000	*	Blackboard, Inc	25
623	*	Blue Coat Systems, Inc	27
14,894	*	BMC Software, Inc	314
5,613	*	Borland Software Corp	33
862	*	Bottomline Technologies, Inc	13
2,775		Brady Corp (Class A)	86
3,945		Brink’s Co	162
2,042	*	CACI International, Inc (Class A)	124
19,038	*	Cadence Design Systems, Inc	308
3,624		Catalina Marketing Corp	82
5,421	*	CBIZ, Inc	28
493	*	CCC Information Services Group, Inc	13
70,373		Cendant Corp	1,452
10,128	*	Ceridian Corp	210
2,010	*	Cerner Corp	175
3,741		Certegy, Inc	150
5,652	*	Checkfree Corp	214
6,066	*	ChoicePoint, Inc	262
3,700	*	Ciber, Inc	27
11,523	*	Citrix Systems, Inc	290
574	*	Click Commerce, Inc	11
32,439	*	CMGI, Inc	54
8,863	*	CNET Networks, Inc	120
1,300	*	Cogent, Inc	31
2,776		Cognex Corp	83
9,104	*	Cognizant Technology Solutions Corp	424
31,274		Computer Associates International, Inc	870
416		Computer Programs & Systems, Inc	14
12,777	*	Computer Sciences Corp	604
26,775	*	Compuware Corp	254
839	*	COMSYS IT Partners, Inc	10
1,542	*	Concur Technologies, Inc	19
9,850	*	Convergys Corp	142
1,115	*	CoStar Group, Inc	52
2,097	*	Covansys Corp	33
3,676	*	CSG Systems International, Inc	80
2,287	*	Cyberguard Corp	19
1,899	*	Cybersource Corp	12
3,468		Deluxe Corp	139
2,509	*	Dendrite International, Inc	50
2,438	*	Digital Insight Corp	64
2,215	*	Digital River, Inc	77
5,025	*	DST Systems, Inc	276
9,627	*	Earthlink, Inc	103
72,777	*	eBay, Inc	2,998
1,800	*	Echelon Corp	17
2,488	*	Eclipsys Corp	44
1,105	*	eCollege.com, Inc	16
3,401	*	eFunds Corp	64
1,000	*	Electro Rent Corp	13
20,657	*	Electronic Arts, Inc	1,175
34,911		Electronic Data Systems Corp	783
3,700	*	Electronics for Imaging, Inc	85
947	*	Emageon, Inc	13
4,419	*	Entrust, Inc	25
3,541	*	Epicor Software Corp	46
857	*	EPIQ Systems, Inc	19
8,447		Equifax, Inc	295
1,075	*	Equinix, Inc	45
351	*	Escala Group, Inc	6
1,565	*	eSpeed, Inc (Class A)	12
2,395	*	F5 Networks, Inc	104

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,250		Factset Research Systems, Inc	79
4,571		Fair Isaac Corp	205
2,479	*	FalconStor Software, Inc	15
2,707	*	Filenet Corp	76
51,866		First Data Corp	2,075
12,877	*	Fiserv, Inc	591
1,000	*	Forrester Research, Inc	21
923	*	FTD Group, Inc	10
3,725	*	Gartner, Inc (Class A)	44
3,278	*	Getty Images, Inc	282
1,647		Gevity HR, Inc	45
10,919	*	Google, Inc (Class A)	3,455
7,793		GTECH Holdings Corp	250
1,500		Healthcare Services Group	29
1,400	*	Heidrick & Struggles International, Inc	45
10,105	*	Homestore, Inc	44
1,384	*	Hudson Highland Group, Inc	35
3,542	*	Hypercom Corp	23
2,853	*	Hyperion Solutions Corp	139
1,678	*	IDX Systems Corp	72
1,449	*	iGate Corp	5
15,411		IMS Health, Inc	388
1,090	*	Infocrossing, Inc	10
5,959	*	Informatica Corp	72
2,218	*	Infospace, Inc	53
1,967		infoUSA, Inc	21
727	*	Innovative Solutions & Support, Inc	11
696		Integral Systems, Inc	14
2,541		Interactive Data Corp	58
1,762	*	Intergraph Corp	79
1,843	*	Intermix Media, Inc	22
2,646	*	Internet Capital Group, Inc	23
2,744	*	Internet Security Systems, Inc	66
529		Interpool, Inc	10
27,952	*	Interpublic Group of Cos, Inc	325
596	*	Intervideo, Inc	6
3,184	*	Interwoven, Inc	26
1,058	*	Intrado, Inc	19
11,083	*	Intuit, Inc	497
3,071	*	Ipass, Inc	17
729	*	iPayment, Inc	28
7,238	*	Iron Mountain, Inc	266
3,649	*	iVillage, Inc	26
4,697		Jack Henry & Associates, Inc	91
990	*	Jamdat Mobile, Inc	21
1,953	*	JDA Software Group, Inc	30
36,236	*	Juniper Networks, Inc	862
1,087	*	Jupitermedia Corp	19
1,680	*	Kanbay International, Inc	32
3,727	*	Keane, Inc	43
1,200		Kelly Services, Inc (Class A)	37
1,631	*	Keynote Systems, Inc	21
1,774	*	Kforce, Inc	18
3,939	*	KFX, Inc	67
3,229	*	Kinetic Concepts, Inc	183
2,700	*	Korn/Ferry International	44
2,052	*	Kronos, Inc	92
2,950	*	Labor Ready, Inc	76
5,772	*	Lamar Advertising Co	262
3,863	*	Lawson Software, Inc	27
3,238	*	Lionbridge Technologies	22
1,120	*	LoJack Corp	24
5,064	*	Macromedia, Inc	206

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES				VALUE (000)
1,711	*		Magma Design Automation, Inc	14
1,118	*		Majesco Entertainment Co	1
2,098	*		Manhattan Associates, Inc	49
5,954			Manpower, Inc	264
919	*		Mantech International Corp (Class A)	24
1,404	*		Mapinfo Corp	17
1,311	*		Marchex, Inc	22
412	*		Marlin Business Services, Inc	9
3,375	*		Matrixone, Inc	18
10,592	*		McAfee, Inc	333
4,700	*		Mentor Graphics Corp	40
5,709	*		Mercury Interactive Corp	226
5,400	*		Micromuse, Inc	43
618,013			Microsoft Corp	15,901
1,096	*		MicroStrategy, Inc	77
1,850	*		Midway Games, Inc	28
6,076			MoneyGram International, Inc	132
7,014	*		Monster Worldwide, Inc	215
1,509	*		Motive, Inc	10
7,306	*		MPS Group, Inc	86
1,100	*		MRO Software, Inc	19
3,725			National Instruments Corp	92
6,028	*		NAVTEQ Corp	301
1,879	*		NCO Group, Inc	39
4,200	v	*	NCP Litigation Trust	—
2,331			NDCHealth Corp	44
1,235	*		Ness Technologies, Inc	12
2,427	*		NetFlix, Inc	63
3,593	*		NetIQ Corp	44
679	*		Netratings, Inc	10
1,000	*		Netscout Systems, Inc	5
1,732	*		NIC, Inc	11
26,305	*		Novell, Inc	196
12,329			Omnicom Group, Inc	1,031
1,415	*		Online Resources Corp	15
1,309	*		Open Solutions, Inc	29
5,080	*		Opsware, Inc	26
253,446	*		Oracle Corp	3,140
2,281	*		Packeteer, Inc	29
18,633	*		Parametric Technology Corp	130
860	*		PDF Solutions, Inc	14
438	*		Pegasystems, Inc	3
5,518	*		Perot Systems Corp (Class A)	78
1,488	*		Phase Forward, Inc	16
1,622	*		Phoenix Technologies Ltd	12
3,609	*		Pixar	161
1,058	*		Portfolio Recovery Associates, Inc	46
863	*		PRA International	26
2,510	*		Progress Software Corp	80
1,000			QAD, Inc	8
442			Quality Systems, Inc	31
4,302	*		Quest Software, Inc	65
1,505	*		Radiant Systems, Inc	16
1,200	*		Radisys Corp	23
7,819	*		RealNetworks, Inc	45
11,838	*		Red Hat, Inc	251
2,170	*		Redback Networks, Inc	22
781			Renaissance Learning, Inc	14
4,808	*		Rent-A-Center, Inc	93
1,839	*		Rent-Way, Inc	13
4,593			Reynolds & Reynolds Co (Class A)	126
712	*		RightNow Technologies, Inc	10
11,529			Robert Half International, Inc	410

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,131		Rollins, Inc	42
4,293	*	RSA Security, Inc	55
5,099	*	S1 Corp	20
1,510	*	SafeNet, Inc	55
4,601	*	Salesforce.com, Inc	106
5,900	*	Sapient Corp	37
2,400	*	Secure Computing Corp	27
1,706	*	Serena Software, Inc	34
19,565		ServiceMaster Co	265
639	*	SI International, Inc	20
34,726		Siebel Systems, Inc	359
1,534	*	Sohu.com, Inc	26
4,132	*	SonicWALL, Inc	26
16,726	*	Sonus Networks, Inc	97
3,230	*	Sotheby’s Holdings, Inc (Class A)	54
4,207	*	Spherion Corp	32
900	*	SPSS, Inc	22
1,810	*	SRA International, Inc (Class A)	64
1,093		SS&C Technologies, Inc	40
627	*	SSA Global Technologies, Inc	11
746		Startek, Inc	10
1,182	*	Stellent, Inc	10
702	*	Stratasys, Inc	21
227,953	*	Sun Microsystems, Inc	894
2,522	*	SupportSoft, Inc	13
6,158	*	Sybase, Inc	144
1,700	*	SYKES Enterprises, Inc	20
79,043	*	Symantec Corp	1,791
455	*	SYNNEX Corp	8
10,114	*	Synopsys, Inc	191
403		Syntel, Inc	8
4,650	*	Take-Two Interactive Software, Inc	103
1,252		Talx Corp	41
2,768	*	TeleTech Holdings, Inc	28
4,249	*	THQ, Inc	90
13,792	*	TIBCO Software, Inc	115
860	*	TNS, Inc	21
2,517		Total System Services, Inc	59
1,168	*	TradeStation Group, Inc	12
2,585	*	Transaction Systems Architects, Inc	72
300	*	Travelzoo, Inc	7
2,823	*	Trizetto Group, Inc	40
705	*	TRM Corp	11
1,541	*	Ultimate Software Group, Inc	28
22,840	*	Unisys Corp	152
3,701		United Online, Inc	51
4,516	*	United Rentals, Inc	89
1,098	*	Universal Compression Holdings, Inc	44
5,496	*	Valueclick, Inc	94
1,577	*	Vasco Data Security International	14
1,814	*	Ventiv Health, Inc	47
812	*	Verint Systems, Inc	33
17,786	*	VeriSign, Inc	380
2,069	*	Verity, Inc	22
634	*	Vertrue, Inc	23
1,519		Viad Corp	41
1,694	*	Vignette Corp	27
572	*	Volt Information Sciences, Inc	12
37,621		Waste Management, Inc	1,076
2,094	*	WebEx Communications, Inc	51
23,064	*	WebMD Corp	255
3,244	*	webMethods, Inc	23
1,479	*	Websense, Inc	76

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
620	*	WebSideStory, Inc	11
4,910	*	Wind River Systems, Inc	63
1,427	*	Witness Systems, Inc	30
81,448	*	Yahoo!, Inc	2,756

		TOTAL BUSINESS SERVICES	65,770

CHEMICALS AND ALLIED PRODUCTS - 9.59%
6,752	*	Aastrom Biosciences, Inc	16
103,943		Abbott Laboratories	4,407
5,917	*	Abgenix, Inc	75
1,098	*	Acadia Pharmaceuticals, Inc	12
2,849	*	Adolor Corp	30
15,126		Air Products & Chemicals, Inc	834
1,600	*	Albany Molecular Research, Inc	19
2,452		Albemarle Corp	92
5,017		Alberto-Culver Co	225
2,356	*	Alexion Pharmaceuticals, Inc	65
6,230	*	Alkermes, Inc	105
2,624		Alpharma, Inc (Class A)	65
1,431	*	American Pharmaceutical Partners, Inc	65
696		American Vanguard Corp	13
82,573	*	Amgen, Inc	6,579
5,037	*	Andrx Corp	78
1,500		Arch Chemicals, Inc	35
2,430	*	Arena Pharmaceuticals, Inc	24
2,133	*	Arqule, Inc	17
3,860	*	Array Biopharma, Inc	28
2,452	*	Atherogenics, Inc	39
7,332	*	AVANIR Pharmaceuticals	23
7,133		Avery Dennison Corp	374
31,738		Avon Products, Inc	857
520		Balchem Corp	14
6,940	*	Barr Pharmaceuticals, Inc	381
1,012	*	Barrier Therapeutics, Inc	8
872	*	Bentley Pharmaceuticals, Inc	10
2,648	*	Bioenvision, Inc	21
23,077	*	Biogen Idec, Inc	911
4,266	*	BioMarin Pharmaceuticals, Inc	37
130,759		Bristol-Myers Squibb Co	3,146
4,244		Cabot Corp	140
2,400		Calgon Carbon Corp	19
1,815		Cambrex Corp	34
631	*	Caraco Pharmaceutical Laboratories Ltd	5
3,191		Celanese Corp (Series A)	55
3,105	*	Cell Genesys, Inc	17
5,999	*	Cell Therapeutics, Inc	17
3,899	*	Cephalon, Inc	181
4,465	*	Charles River Laboratories International, Inc	195
1,163	*	Chattem, Inc	41
15,750		Chemtura Corp	196
7,218	*	Chiron Corp	315
4,292		Church & Dwight Co, Inc	159
10,264		Clorox Co	570
34,888		Colgate-Palmolive Co	1,842
2,200	*	Connetics Corp	37
564	*	Conor Medsystems, Inc	13
860	*	Cotherix, Inc	12
3,622	*	Cubist Pharmaceuticals, Inc	78
2,881	*	Curis, Inc	13
2,618	*	Cypress Bioscience, Inc	14
2,354		Cytec Industries, Inc	102
5,916		Dade Behring Holdings, Inc	217
4,015	*	Dendreon Corp	27

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
1,474		Diagnostic Products Corp	78
900	*	Digene Corp	26
4,727	*	Discovery Laboratories, Inc	30
1,534	*	Dov Pharmaceutical, Inc	26
64,177		Dow Chemical Co	2,674
66,590		Du Pont (E.I.) de Nemours & Co	2,608
1,775	*	Durect Corp	12
1,041	*	Dusa Pharmaceuticals, Inc	11
5,382		Eastman Chemical Co	253
12,315		Ecolab, Inc	393
65,727		Eli Lilly & Co	3,518
1,704	*	Elizabeth Arden, Inc	37
4,500	*	Encysive Pharmaceuticals, Inc	53
7,613		Engelhard Corp	212
3,094	*	Enzon Pharmaceuticals, Inc	21
1,584	*	EPIX Pharmaceuticals, Inc	12
9,082		Estee Lauder Cos (Class A)	316
2,269	*	Eyetech Pharmaceuticals, Inc	41
2,913		Ferro Corp	53
1,824	*	First Horizon Pharmaceutical Corp	36
2,528	*	FMC Corp	145
23,645	*	Forest Laboratories, Inc	921
31,199	*	Genentech, Inc	2,627
1,612	*	Genitope Corp	11
16,974	*	Genzyme Corp	1,216
2,274		Georgia Gulf Corp	55
3,135	*	Geron Corp	32
30,470	*	Gilead Sciences, Inc	1,486
59,761		Gillette Co	3,478
4,156	*	GlobeTel Communications Corp	6
2,020		H.B. Fuller Co	63
345	*	Hi-Tech Pharmacal Co, Inc	10
10,671	*	Hospira, Inc	437
8,974	*	Human Genome Sciences, Inc	122
3,736	*	Huntsman Corp	73
861	*	Idenix Pharmaceuticals, Inc	22
2,122	*	Idexx Laboratories, Inc	142
4,629	*	ImClone Systems, Inc	146
2,898	*	Immucor, Inc	80
2,900	*	Immunogen, Inc	21
2,221	*	Inspire Pharmaceuticals, Inc	17
236		Inter Parfums, Inc	5
1,694	*	InterMune, Inc	28
6,268		International Flavors & Fragrances, Inc	223
1,283	*	Introgen Therapeutics, Inc	7
933	*	Inverness Medical Innovations, Inc	25
3,299	*	Invitrogen Corp	248
13,551	*	IVAX Corp	357
16,832	*	King Pharmaceuticals, Inc	259
801	*	Kos Pharmaceuticals, Inc	54
358		Kronos Worldwide, Inc	11
2,481	*	KV Pharmaceutical Co (Class A)	44
4,300		Lubrizol Corp	186
13,567		Lyondell Chemical Co	388
1,876		MacDermid, Inc	49
987		Mannatech, Inc	12
1,000	*	MannKind Corp	14
2,109	*	Martek Biosciences Corp	74
6,813	*	Medarex, Inc	65
3,315	*	Medicines Co	76
3,736		Medicis Pharmaceutical Corp (Class A)	122
16,791	*	Medimmune, Inc	565
147,501		Merck & Co, Inc	4,014

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
1,096		Meridian Bioscience, Inc	23
4,800	*	MGI Pharma, Inc	112
21,183	*	Millennium Pharmaceuticals, Inc	198
1,370		Minerals Technologies, Inc	78
534	*	Momenta Pharmaceuticals, Inc	15
18,036		Monsanto Co	1,132
8,391	*	Mosaic Co	134
14,604		Mylan Laboratories, Inc	281
970	*	Myogen, Inc	23
4,000	*	Nabi Biopharmaceuticals	52
5,617	*	Nalco Holding Co	95
1,189	*	Nastech Pharmaceutical Co, Inc	17
710		Natures Sunshine Products, Inc	17
3,790	*	NBTY, Inc	89
2,526	*	Neurocrine Biosciences, Inc	124
419	*	New River Pharmaceuticals, Inc	20
954	*	NewMarket Corp	17
685	*	NitroMed, Inc	12
964		NL Industries, Inc	18
1,322	*	Northfield Laboratories, Inc	17
1,495	*	Noven Pharmaceuticals, Inc	21
2,588	*	NPS Pharmaceuticals, Inc	26
1,969	*	Nuvelo, Inc	19
730		Octel Corp	12
4,620		Olin Corp	88
1,900	*	OM Group, Inc	38
2,409	*	Onyx Pharmaceuticals, Inc	60
2,301	*	OraSure Technologies, Inc	22
3,532	*	OSI Pharmaceuticals, Inc	103
1,792	*	Pain Therapeutics, Inc	11
2,340	*	Par Pharmaceutical Cos, Inc	62
1,703	*	Parexel International Corp	34
406	*	Parlux Fragrances, Inc	12
1,019	*	Penwest Pharmaceuticals Co	18
5,655		Perrigo Co	81
496,207		Pfizer, Inc	12,390
1,639	*	Pharmion Corp	36
752	*	Pioneer Cos, Inc	18
6,365	*	PolyOne Corp	39
1,425	*	Pozen, Inc	16
11,243		PPG Industries, Inc	666
21,756		Praxair, Inc	1,043
1,891	*	Prestige Brands Holdings, Inc	23
166,477		Procter & Gamble Co	9,899
940	*	Progenics Pharmaceuticals, Inc	22
6,891	*	Protein Design Labs, Inc	193
1,297	*	Renovis, Inc	18
10,143	*	Revlon, Inc (Class A)	33
10,798		Rohm & Haas Co	444
7,884		RPM International, Inc	145
2,502	*	Salix Pharmaceuticals Ltd	53
99,317		Schering-Plough Corp	2,091
1,491		Scotts Miracle-Gro Co (Class A)	131
3,076		Sensient Technologies Corp	58
7,046	*	Sepracor, Inc	416
2,326	*	Serologicals Corp	53
4,342		Sigma-Aldrich Corp	278
4,301	*	StemCells, Inc	24
500		Stepan Co	13
3,078	*	SuperGen, Inc	19
900	*	SurModics, Inc	35
1,732	*	Tanox, Inc	25
6,305	*	Terra Industries, Inc	42

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,225		UAP Holding Corp	40
1,527	*	United Therapeutics Corp	107
594	*	USANA Health Sciences, Inc	28
5,847		USEC, Inc	65
5,951		Valeant Pharmaceuticals International	119
6,804		Valspar Corp	152
5,522	*	VCA Antech, Inc	141
6,398	*	Vertex Pharmaceuticals, Inc	143
7,448	*	Watson Pharmaceuticals, Inc	273
2,293		Wellman, Inc	15
893		Westlake Chemical Corp	24
4,714	*	WR Grace & Co	42
89,359		Wyeth	4,135
1,803	*	Zymogenetics, Inc	30

		TOTAL CHEMICALS AND ALLIED PRODUCTS	87,868

COAL MINING - 0.22%
2,001	*	Alpha Natural Resources, Inc	60
4,268		Arch Coal, Inc	288
5,958		Consol Energy, Inc	455
1,581		Foundation Coal Holdings, Inc	61
879	*	James River Coal Co	44
5,274		Massey Energy Co	269
8,890		Peabody Energy Corp	750
1,148		Penn Virginia Corp	66

		TOTAL COAL MINING	1,993

COMMUNICATIONS - 4.28%
4,420		Adtran, Inc	139
2,139	*	Airspan Networks, Inc	11
8,939	*	Alamosa Holdings, Inc	153
683		Alaska Communications Systems Group, Inc	8
23,315		Alltel Corp	1,518
26,801	*	American Tower Corp (Class A)	669
2,198		Anixter International, Inc	89
53,866		AT&T Corp	1,066
1,206	*	Audiovox Corp (Class A)	17
32,004	*	Avaya, Inc	330
465	*	Beasley Broadcast Group, Inc (Class A)	7
121,969		BellSouth Corp	3,208
2,013	*	Brightpoint, Inc	39
13,439	*	Cablevision Systems Corp (Class A)	412
1,478	*	Centennial Communications Corp	22
8,942		CenturyTel, Inc	313
18,720	*	Charter Communications, Inc (Class A)	28
16,520	*	Cincinnati Bell, Inc	73
3,174	*	Citadel Broadcasting Corp	44
23,101		Citizens Communications Co	313
36,589	*	Clear Channel Communications, Inc	1,203
136,049	*	Comcast Corp (Class A)	3,997
1,582		Commonwealth Telephone Enterprises, Inc	60
2,400	*	Cox Radio, Inc (Class A)	36
14,731	*	Crown Castle International Corp	363
1,802	*	Crown Media Holdings, Inc (Class A)	20
1,200		CT Communications, Inc	15
3,424	*	Cumulus Media, Inc (Class A)	43
47,200	*	DIRECTV Group, Inc	707
7,652	*	Dobson Communications Corp (Class A)	59
15,466		EchoStar Communications Corp (Class A)	457
2,106	*	Emmis Communications Corp (Class A)	46
2,680	*	Entercom Communications Corp	85
5,154	*	Entravision Communications Corp (Class A)	40
1,820		Fairpoint Communications, Inc	27

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES				VALUE (000)
354	*		Fisher Communications, Inc	16
8,259	*		Foundry Networks, Inc	105
3,022	*		General Communication, Inc (Class A)	30
2,124			Global Payments, Inc	165
1,459			Golden Telecom, Inc	46
3,118			Gray Television, Inc	33
2,141			Hearst-Argyle Television, Inc	55
11,980	*		IAC/InterActiveCorp	304
3,907	*		IDT Corp (Class B)	48
1,065	*		InPhonic, Inc	15
2,972	*		Insight Communications Co, Inc	35
1,400			Iowa Telecommunications Services, Inc	23
1,593	*		j2 Global Communications, Inc	64
47,202	*		Level 3 Communications, Inc	109
1,093			Liberty Corp	51
31,406	*		Liberty Global, Inc	850
188,367	*		Liberty Media Corp (Class A)	1,516
1,798	*		Lin TV Corp (Class A)	25
791	*		Lodgenet Entertainment Corp	12
1,446	*		Mastec, Inc	16
18,907	*		MCI, Inc	480
39,967	v	*	McLeod (Escrow)	—
4,583	*		Mediacom Communications Corp	34
12,740	*		NCR Corp	407
1,300	*		NeuStar, Inc	42
10,260	*		Nextel Partners, Inc (Class A)	258
3,959	*		NII Holdings, Inc (Class B)	334
1,200			North Pittsburgh Systems, Inc	24
1,922	*		Novatel Wireless, Inc	28
4,962	*		NTL, Inc	331
3,376			PanAmSat Holding Corp	82
4,849	*		Premiere Global Services, Inc	40
3,375	*		Price Communications Corp	56
99,998	*		Qwest Communications International, Inc	410
5,650	*		Radio One, Inc (Class D)	74
1,540	*		RCN Corp	33
2,346	*		Regent Communications, Inc	12
3	v	*	RNC Corporation Wts 12/21/06	—
1,057	*		Saga Communications, Inc (Class A)	14
695	*		Salem Communications Corp (Class A)	13
4,948	*		SBA Communications Corp	76
220,218			SBC Communications, Inc	5,279
468			Shenandoah Telecom Co	19
3,111			Sinclair Broadcast Group, Inc (Class A)	28
2,599	*		Spanish Broadcasting System, Inc (Class A)	19
185,617			Sprint Nextel Corp	4,414
956			SureWest Communications	27
1,160	*		Syniverse Holdings, Inc	18
1,652	*		Talk America Holdings, Inc	16
7,351			Telephone and Data Systems, Inc (Non-Vote)	287
2,363	*		Telkonet, Inc	9
1,962	*		Terremark Worldwide, Inc	9
3,172	*		TiVo, Inc	17
4,890	*		Ubiquitel, Inc	43
14,973	*		Univision Communications, Inc (Class A)	397
1,032	*		US Cellular Corp	55
1,642	*		USA Mobility, Inc	44
1,999			Valor Communications Group, Inc	27
184,528			Verizon Communications, Inc	6,032
1,307	*		West Corp	49
3,292	*		Wireless Facilities, Inc	19
14,246	*		XM Satellite Radio Holdings, Inc	511

			TOTAL COMMUNICATIONS	39,202

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
DEPOSITORY INSTITUTIONS - 9.46%
1,016		1st Source Corp	24
853		ABC Bancorp	16
626	*	ACE Cash Express, Inc	12
922		Alabama National Bancorp	59
1,700		Amcore Financial, Inc	53
4,770		Amegy Bancorp, Inc	108
678	*	AmericanWest Bancorp	16
567		Ames National Corp	16
23,754		AmSouth Bancorp	600
1,536		Anchor Bancorp Wisconsin, Inc	45
700		Arrow Financial Corp	19
8,736		Associated Banc-Corp	266
6,593		Astoria Financial Corp	174
943	*	Banc Corp	10
260		Bancfirst Corp	22
586	*	Bancorp, Inc	9
5,600		Bancorpsouth, Inc	128
500		BancTrust Financial Group, Inc	10
5,476		Bank Mutual Corp	59
268,394		Bank of America Corp	11,299
1,000		Bank of Granite Corp	19
3,693		Bank of Hawaii Corp	182
52,222		Bank of New York Co, Inc	1,536
638		Bank of the Ozarks, Inc	22
2,977		BankAtlantic Bancorp, Inc (Class A)	51
2,017		BankUnited Financial Corp (Class A)	46
777		Banner Corp	21
36,738		BB&T Corp	1,435
356		Berkshire Hills Bancorp, Inc	12
600	*	BFC Financial Corp	4
1,341		BOK Financial Corp	65
1,898		Boston Private Financial Holdings, Inc	50
3,927		Brookline Bancorp, Inc	62
580		Camden National Corp	22
625		Capital City Bank Group, Inc	24
599		Capital Corp of the West	18
294	*	Capital Crossing Bank	10
828		Capitol Bancorp Ltd	27
1,324		Capitol Federal Financial	45
1,590	*	Cardinal Financial Corp	15
1,121		Cascade Bancorp	24
3,046		Cathay General Bancorp	108
622		Center Financial Corp	15
812	*	Central Coast Bancorp	17
1,887		Central Pacific Financial Corp	66
285		Charter Financial Corp	10
1,722		Chemical Financial Corp	56
3,197		Chittenden Corp	85
347,205		Citigroup, Inc	15,805
549		Citizens & Northern Corp	15
3,061		Citizens Banking Corp	87
550		City Bank	19
1,123		City Holding Co	40
2,826		City National Corp	198
875		Clifton Savings Bancorp, Inc	9
960		Coastal Financial Corp	14
675		CoBiz, Inc	13
9,530		Colonial Bancgroup, Inc	214
357		Colony Bankcorp, Inc	10
363		Columbia Bancorp	15
1,059		Columbia Banking System, Inc	28

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
11,056		Comerica, Inc	651
10,749		Commerce Bancorp, Inc	330
3,997		Commerce Bancshares, Inc	206
317		Commercial Bankshares, Inc	12
2,989		Commercial Capital Bancorp, Inc	51
2,796		Commercial Federal Corp	95
345	*	Community Bancorp	11
2,024		Community Bank System, Inc	46
1,476		Community Banks, Inc	41
1,003		Community Trust Bancorp, Inc	32
8,346		Compass Bancshares, Inc	382
1,170		Corus Bankshares, Inc	64
3,532		Cullen/Frost Bankers, Inc	174
3,221		CVB Financial Corp	60
1,609		Dime Community Bancshares	24
1,239		Downey Financial Corp	75
3,493		East West Bancorp, Inc	119
512		Enterprise Financial Services Corp	11
646	*	EuroBancshares, Inc	10
2,103	*	Euronet Worldwide, Inc	62
447		Farmers Capital Bank Corp	14
1,729		Fidelity Bankshares, Inc	53
31,484		Fifth Third Bancorp	1,156
559		Financial Institutions, Inc	10
720		First Bancorp (North Carolina)	14
4,676		First Bancorp (Puerto Rico)	79
900		First Busey Corp (Class A)	18
2,100		First Charter Corp	51
436		First Citizens Bancshares, Inc (Class A)	74
4,700		First Commonwealth Financial Corp	63
831		First Community Bancorp, Inc	40
680		First Community Bancshares, Inc	20
459		First Defiance Financial Corp	13
2,359		First Financial Bancorp	44
1,057		First Financial Bankshares, Inc	37
903		First Financial Corp (Indiana)	24
600		First Financial Holdings, Inc	18
8,355		First Horizon National Corp	304
732		First Indiana Corp	25
1,238		First Merchants Corp	32
3,362		First Midwest Bancorp, Inc	125
8,598		First Niagara Financial Group, Inc	124
465		First Oak Brook Bancshares, Inc	14
987		First Place Financial Corp	22
162	*	First Regional Bancorp	13
1,356		First Republic Bank	48
336		First South Bancorp, Inc	11
998		First State Bancorporation	21
1,200	*	FirstFed Financial Corp	65
5,818		FirstMerit Corp	156
1,967		Flagstar Bancorp, Inc	32
1,105		Flushing Financial Corp	18
3,778		FNB Corp	65
419		FNB Corp (Virginia)	12
1,364	*	Franklin Bank Corp	22
4,200		Fremont General Corp	92
1,596		Frontier Financial Corp	46
10,586		Fulton Financial Corp	177
872		GB&T Bancshares, Inc	19
1,912		Glacier Bancorp, Inc	59
2,600		Gold Banc Corp, Inc	39
17,065		Golden West Financial Corp	1,013
699		Great Southern Bancorp, Inc	21

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
3,669		Greater Bay Bancorp	90
437		Greene County Bancshares, Inc	11
1,914		Hancock Holding Co	65
2,620		Hanmi Financial Corp	47
1,257		Harbor Florida Bancshares, Inc	46
1,820		Harleysville National Corp	40
928		Heartland Financial USA, Inc	18
803		Heritage Commerce Corp	17
10,542		Hibernia Corp (Class A)	317
707		Horizon Financial Corp	16
39,304		Hudson City Bancorp, Inc	468
3,093		Hudson United Bancorp	131
15,617		Huntington Bancshares, Inc	351
511		IBERIABANK Corp	27
5,482		Independence Community Bank Corp	187
938		Independent Bank Corp (Massachusetts)	28
1,603		Independent Bank Corp (Michigan)	47
4,091		IndyMac Bancorp, Inc	162
1,040		Integra Bank Corp	23
924		Interchange Financial Services Corp	16
3,051		International Bancshares Corp	91
4,544		Investors Financial Services Corp	149
1,234		Irwin Financial Corp	25
332	*	ITLA Capital Corp	17
234,783		JPMorgan Chase & Co	7,966
1,441		Kearny Financial Corp	18
27,421		Keycorp	884
2,198		KNBT Bancorp, Inc	34
931		Lakeland Bancorp, Inc	14
367		Lakeland Financial Corp	15
5,103		M&T Bank Corp	539
608		Macatawa Bank Corp	21
2,162		MAF Bancorp, Inc	89
944		Main Street Banks, Inc	25
697		MainSource Financial Group, Inc	12
15,405		Marshall & Ilsley Corp	670
1,480		MB Financial, Inc	58
977		MBT Financial Corp	18
27,852		Mellon Financial Corp	890
522		Mercantile Bank Corp	22
5,440		Mercantile Bankshares Corp	293
1,600		Mid-State Bancshares	44
600		Midwest Banc Holdings, Inc	14
1,144		Nara Bancorp, Inc	17
219		NASB Financial, Inc	9
37,619		National City Corp	1,258
2,081		National Penn Bancshares, Inc	52
514		NBC Capital Corp	13
2,152		NBT Bancorp, Inc	51
3,228		NetBank, Inc	27
18,040		New York Community Bancorp, Inc	296
7,703		NewAlliance Bancshares, Inc	113
30,958		North Fork Bancorporation, Inc	789
532	*	Northern Empire Bancshares	13
13,253		Northern Trust Corp	670
1,323		Northwest Bancorp, Inc	28
486		OceanFirst Financial Corp	12
5,069		Old National Bancorp	108
1,064		Old Second Bancorp, Inc	32
853		Omega Financial Corp	24
1,295		Oriental Financial Group, Inc	16
3,244		Pacific Capital Bancorp	108
906		Park National Corp	98

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
3,379		Partners Trust Financial Group, Inc	39
520		Peapack Gladstone Financial Corp	14
762		Pennfed Financial Services, Inc	14
296	*	Pennsylvania Commerce Bancorp, Inc	11
395		Peoples Bancorp, Inc	11
3,916		People’s Bank	113
1,227		PFF Bancorp, Inc	37
506	*	Pinnacle Financial Partners, Inc	13
447		Placer Sierra Bancshares	12
18,764		PNC Financial Services Group, Inc	1,089
18,576		Popular, Inc	450
283		Preferred Bank	11
893	*	Premierwest Bancorp	13
1,141		PrivateBancorp, Inc	39
1,448		Prosperity Bancshares, Inc	44
2,140		Provident Bankshares Corp	74
349		Provident Financial Holdings	10
4,876		Provident Financial Services, Inc	86
2,753		Provident New York Bancorp	32
1,974		R & G Financial Corp (Class B)	27
31,207		Regions Financial Corp	971
513		Renasant Corp	16
557		Republic Bancorp, Inc (Class A) (Kentucky)	12
4,893		Republic Bancorp, Inc (Michigan)	69
298		Royal Bancshares of Pennsylvania (Class A)	7
1,811		S&T Bancorp, Inc	68
806		S.Y. Bancorp, Inc	19
1,000		Sandy Spring Bancorp, Inc	34
357		Santander BanCorp	9
577		SCBT Financial Corp	18
740		Seacoast Banking Corp of Florida	17
506		Security Bank Corp	13
370		Sierra Bancorp	8
779	*	Signature Bank	21
1,066		Simmons First National Corp (Class A)	30
6,530		Sky Financial Group, Inc	184
769		Sound Federal Bancorp, Inc	13
4,761		South Financial Group, Inc	128
655		Southside Bancshares, Inc	12
740		Southwest Bancorp, Inc	16
24,520		Sovereign Bancorp, Inc	540
696		State Bancorp, Inc	12
345		State Financial Services Corp (Class A)	13
22,256		State Street Corp	1,089
1,142		Sterling Bancorp	26
2,600		Sterling Bancshares, Inc	38
1,778		Sterling Financial Corp (Pennsylvania)	36
2,355		Sterling Financial Corp (Spokane)	53
701		Suffolk Bancorp	22
689		Summit Bancshares, Inc	13
343		Summit Financial Group, Inc	9
532	*	Sun Bancorp, Inc (New Jersey)	11
23,769		SunTrust Banks, Inc	1,651
3,131		Susquehanna Bancshares, Inc	75
2,287	*	SVB Financial Group	111
21,104		Synovus Financial Corp	585
300		Taylor Capital Group, Inc	11
9,088		TCF Financial Corp	243
5,200		TD Banknorth, Inc	157
1,482	*	Texas Capital Bancshares, Inc	31
2,604		Texas Regional Bancshares, Inc (Class A)	75
1,072		TierOne Corp	28
645		Tompkins Trustco, Inc	28

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
726		Trico Bancshares	16
5,202		Trustco Bank Corp NY	65
3,402		Trustmark Corp	95
6,278		UCBH Holdings, Inc	115
1,144		UMB Financial Corp	75
3,040		Umpqua Holdings Corp	74
543		Union Bankshares Corp	23
3,734		UnionBanCal Corp	260
2,534		United Bankshares, Inc	89
2,128		United Community Banks, Inc	61
1,981		United Community Financial Corp	22
394		United Security Bancshares	11
792		Univest Corp of Pennsylvania	22
1,587		Unizan Financial Corp	38
122,372		US Bancorp	3,436
1,110		USB Holding Co, Inc	25
7,551		Valley National Bancorp	173
526		Vineyard National Bancorp	16
502	*	Virginia Commerce Bancorp	14
524		Virginia Financial Group, Inc	19
7,937		W Holding Co, Inc	76
105,130		Wachovia Corp	5,003
5,875		Washington Federal, Inc	133
58,204		Washington Mutual, Inc	2,283
881		Washington Trust Bancorp, Inc	24
3,532		Webster Financial Corp	159
112,590		Wells Fargo & Co	6,594
1,534		WesBanco, Inc	42
1,260		West Bancorporation, Inc	23
977		West Coast Bancorp	24
2,316		Westamerica Bancorporation	120
354	*	Western Sierra Bancorp	12
358		Westfield Financial, Inc	8
4,160		Whitney Holding Corp	113
4,525		Wilmington Trust Corp	165
980		Wilshire Bancorp, Inc	15
1,580		Wintrust Financial Corp	79
320		WSFS Financial Corp	19
558		Yardville National Bancorp	20
6,034		Zions Bancorporation	430

		TOTAL DEPOSITORY INSTITUTIONS	86,619

EATING AND DRINKING PLACES - 0.71%
1,322		AFC Enterprises	15
5,687		Applebees International, Inc	118
4,833		Aramark Corp (Class B)	129
758	*	BJ’s Restaurants, Inc	15
2,400		Bob Evans Farms, Inc	55
5,963		Brinker International, Inc	224
395	*	Buffalo Wild Wings, Inc	10
1,314	*	California Pizza Kitchen, Inc	38
3,340		CBRL Group, Inc	112
2,493	*	CEC Entertainment, Inc	79
3,658		CKE Restaurants, Inc	48
10,530		Darden Restaurants, Inc	320
790	*	Dave & Buster’s, Inc	11
6,036	*	Denny’s Corp	25
2,137		Domino’s Pizza, Inc	50
1,384		IHOP Corp	56
2,536	*	Jack in the Box, Inc	76
2,163	*	Krispy Kreme Doughnuts, Inc	14
1,203		Landry’s Restaurants, Inc	35
1,188		Lone Star Steakhouse & Saloon, Inc	31

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
1,554	*	Luby’s, Inc	20
528	*	McCormick & Schmick’s Seafood Restaurants, Inc	11
84,743		McDonald’s Corp	2,838
1,720	*	O’Charleys, Inc	25
4,319		Outback Steakhouse, Inc	158
575	*	Papa John’s International, Inc	29
1,702	*	PF Chang’s China Bistro, Inc	76
2,362	*	Rare Hospitality International, Inc	61
957	*	Red Robin Gourmet Burgers, Inc	44
4,500		Ruby Tuesday, Inc	98
2,829	*	Ryan’s Restaurant Group, Inc	33
4,074	*	Sonic Corp	111
2,818	*	Texas Roadhouse, Inc (Class A)	42
5,401	*	The Cheesecake Factory, Inc	169
1,689	*	The Steak N Shake Co	31
2,592		Triarc Cos (Class B)	40
7,738	*	Wendy’s International, Inc	349
19,085		Yum! Brands, Inc	924

		TOTAL EATING AND DRINKING PLACES	6,520

EDUCATIONAL SERVICES - 0.18%
9,646	*	Apollo Group, Inc (Class A)	640
7,039	*	Career Education Corp	250
6,096	*	Corinthian Colleges, Inc	81
4,016	*	DeVry, Inc	77
1,214	*	Educate, Inc	18
4,955	*	Education Management Corp	160
3,070	*	ITT Educational Services, Inc	152
3,319	*	Laureate Education, Inc	163
753	*	Learning Tree International, Inc	10
968		Strayer Education, Inc	91
1,448	*	Universal Technical Institute, Inc	52

		TOTAL EDUCATIONAL SERVICES	1,694

ELECTRIC, GAS, AND SANITARY SERVICES - 4.19%
43,522	*	AES Corp	715
5,196		AGL Resources, Inc	193
10,738	*	Allegheny Energy, Inc	330
1,993		Allete, Inc	91
7,723		Alliant Energy Corp	225
14,191	*	Allied Waste Industries, Inc	120
13,176		Ameren Corp	705
822		American Ecology Corp	16
25,825		American Electric Power Co, Inc	1,025
1,100		American States Water Co	37
6,505		Aqua America, Inc	247
24,847	*	Aquila, Inc	98
5,341		Atmos Energy Corp	151
2,900		Avista Corp	56
2,253		Black Hills Corp	98
1,000		California Water Service Group	41
36,216	*	Calpine Corp	94
770		Cascade Natural Gas Corp	17
1,195	*	Casella Waste Systems, Inc (Class A)	16
20,446		Centerpoint Energy, Inc	304
844		Central Vermont Public Service Corp	15
1,063		CH Energy Group, Inc	51
13,147		Cinergy Corp	584
1,032	*	Clean Harbors, Inc	35
3,305		Cleco Corp	78
14,685	*	CMS Energy Corp	242
556		Connecticut Water Service, Inc	14
16,357		Consolidated Edison, Inc	794

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES				VALUE (000)
11,952			Constellation Energy Group, Inc	736
406			Crosstex Energy, Inc	26
22,901			Dominion Resources, Inc	1,973
8,642			DPL, Inc	240
11,808			DTE Energy Co	542
61,635			Duke Energy Corp	1,798
5,233			Duquesne Light Holdings, Inc	90
943	*		Duratek, Inc	17
19,348	*		Dynegy, Inc (Class A)	91
21,908			Edison International	1,036
43,326			El Paso Corp	602
3,388	*		El Paso Electric Co	71
1,602			Empire District Electric Co	37
5,052			Energen Corp	219
9,922			Energy East Corp	250
453			EnergySouth, Inc	12
14,260			Entergy Corp	1,060
44,702			Exelon Corp	2,389
22,195			FirstEnergy Corp	1,157
26,370			FPL Group, Inc	1,255
4,858			Great Plains Energy, Inc	145
5,200			Hawaiian Electric Industries, Inc	145
2,843			Idacorp, Inc	86
11,365			KeySpan Corp	418
6,388			Kinder Morgan, Inc	614
1,400			Laclede Group, Inc	45
381			Markwest Hydrocarbon, Inc	10
7,850			MDU Resources Group, Inc	280
1,224			Metal Management, Inc	31
1,200			MGE Energy, Inc	44
740			Middlesex Water Co	17
5,518			National Fuel Gas Co	189
1,850			New Jersey Resources Corp	85
3,050			Nicor, Inc	128
18,072			NiSource, Inc	438
8,777			Northeast Utilities	175
1,750			Northwest Natural Gas Co	65
2,408			NorthWestern Corp	73
5,855	*		NRG Energy, Inc	249
7,278			NSTAR	210
6,121			OGE Energy Corp	172
6,761			Oneok, Inc	230
1,000			Ormat Technologies, Inc	22
1,956			Otter Tail Corp	61
2,462			Peoples Energy Corp	97
12,472			Pepco Holdings, Inc	290
24,898			PG&E Corp	977
591	*		Pico Holdings, Inc	21
5,194			Piedmont Natural Gas Co, Inc	131
6,539			Pinnacle West Capital Corp	288
3,483	*		Plug Power, Inc	24
4,199			PNM Resources, Inc	120
25,698			PPL Corp	831
5,000	v	*	Progress Energy Inc (Cvo)	—
16,808			Progress Energy, Inc	752
16,150			Public Service Enterprise Group, Inc	1,039
6,554			Puget Energy, Inc	154
5,709			Questar Corp	503
19,500	*		Reliant Energy, Inc	301
9,224			Republic Services, Inc	326
1,126			Resource America, Inc (Class A)	20
7,643			SCANA Corp	323
17,043			Sempra Energy	802

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
8,247	*	Sierra Pacific Resources	122
510		SJW Corp	25
1,884		South Jersey Industries, Inc	55
49,612		Southern Co	1,774
6,440	*	Southern Union Co	166
2,332		Southwest Gas Corp	64
977		Southwest Water Co	14
2,719	*	Stericycle, Inc	155
13,933		TECO Energy, Inc	251
16,126		TXU Corp	1,820
6,965		UGI Corp	196
980		UIL Holdings Corp	51
2,373		Unisource Energy Corp	79
5,260		Vectren Corp	149
3,033	*	Waste Connections, Inc	106
4,374	*	Waste Services, Inc	16
5,944		Westar Energy, Inc	143
3,691		Western Gas Resources, Inc	189
3,300		WGL Holdings, Inc	106
37,856		Williams Cos, Inc	948
7,978		Wisconsin Energy Corp	319
2,680		WPS Resources Corp	155
27,069		Xcel Energy, Inc	531

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	38,358

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.92%
1,556	*	Actel Corp	22
3,000		Acuity Brands, Inc	89
7,209	*	Adaptec, Inc	28
8,016	*	ADC Telecommunications, Inc	183
1,193	*	Advanced Energy Industries, Inc	13
26,577	*	Advanced Micro Devices, Inc	670
4,300	*	Aeroflex, Inc	40
11,671	*	Agere Systems, Inc	121
5,454		Alliance One International, Inc	19
24,542	*	Altera Corp	469
11,265		American Power Conversion Corp	292
1,695	*	American Superconductor Corp	18
4,556		Ametek, Inc	196
2,968	*	AMIS Holdings, Inc	35
6,298	*	Amkor Technology, Inc	28
5,926		Amphenol Corp (Class A)	239
24,886		Analog Devices, Inc	924
11,167	*	Andrew Corp	125
21,599	*	Applied Micro Circuits Corp	65
589		Applied Signal Technology, Inc	11
6,045	*	Arris Group, Inc	72
2,137	*	Artesyn Technologies, Inc	20
2,332	*	Atheros Communications, Inc	23
23,784	*	Atmel Corp	49
2,512	*	ATMI, Inc	78
3,547		AVX Corp	45
2,164		Baldor Electric Co	55
674		Bel Fuse, Inc (Class B)	25
2,853	*	Benchmark Electronics, Inc	86
18,518	*	Broadcom Corp (Class A)	869
4,435	*	Broadwing Corp	22
1,800		C&D Technologies, Inc	17
300	*	Catapult Communications Corp	6
2,989	*	C-COR, Inc	20
1,663	*	Ceradyne, Inc	61
2,612	*	Checkpoint Systems, Inc	62
39,460	*	Ciena Corp	104

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
431,173	*	Cisco Systems, Inc	7,731
908	*	Color Kinetics, Inc	14
1,639	*	Comtech Telecommunications Corp	68
13,590	*	Comverse Technology, Inc	357
32,205	*	Conexant Systems, Inc	58
5,056	*	Cree, Inc	127
2,100		CTS Corp	25
1,000		Cubic Corp	17
2,481	*	Cymer, Inc	78
8,434	*	Cypress Semiconductor Corp	127
654	*	Diodes, Inc	24
2,576	*	Ditech Communications Corp	17
1,861	*	Dolby Laboratories, Inc (Class A)	30
1,939	*	DSP Group, Inc	50
1,168	*	DTS, Inc	20
2,000	*	Electro Scientific Industries, Inc	45
2,542	*	Emcore Corp	16
27,732		Emerson Electric Co	1,991
461	*	EndWave Corp	6
4,840	*	Energizer Holdings, Inc	274
1,537	*	Energy Conversion Devices, Inc	69
3,062	*	EnerSys	46
2,693	*	Evergreen Solar, Inc	25
2,444	*	Exar Corp	34
8,286	*	Fairchild Semiconductor International, Inc	123
11,493	*	Finisar Corp	16
1,486		Franklin Electric Co, Inc	62
26,959	*	Freescale Semiconductor, Inc (Class B)	636
2,934	*	FuelCell Energy, Inc	32
15,290	*	Gemstar-TV Guide International, Inc	45
707,983		General Electric Co	23,838
1,740	*	Genlyte Group, Inc	84
4,587	*	Glenayre Technologies, Inc	16
6,759	*	GrafTech International Ltd	37
1,507	*	Greatbatch, Inc	41
4,525		Harman International Industries, Inc	463
5,636	*	Harmonic, Inc	33
9,019		Harris Corp	377
1,700		Helix Technology Corp	25
3,168	*	Hexcel Corp	58
56,768		Honeywell International, Inc	2,129
1,800	*	Hutchinson Technology, Inc	47
2,423		Imation Corp	104
13,391	*	Integrated Device Technology, Inc	144
2,100	*	Integrated Silicon Solutions, Inc	18
412,502		Intel Corp	10,168
3,915	*	Interdigital Communications Corp	77
2,148	*	International DisplayWorks, Inc	13
4,333	*	International Rectifier Corp	195
9,806		Intersil Corp (Class A)	214
1,400		Inter-Tel, Inc	29
2,296	*	InterVoice, Inc	21
1,636	*	IXYS Corp	17
102,058	*	JDS Uniphase Corp	227
6,007	*	Kemet Corp	50
7,785		L-3 Communications Holdings, Inc	616
7,863	*	Lattice Semiconductor Corp	34
1,168	*	Leadis Technology, Inc	8
674	*	Lifeline Systems, Inc	23
2,473		Lincoln Electric Holdings, Inc	97
20,577		Linear Technology Corp	773
1,534	*	Littelfuse, Inc	43
1,293		LSI Industries, Inc	25

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
25,060	*	LSI Logic Corp	247
297,104	*	Lucent Technologies, Inc	966
3,108	*	Mattson Technology, Inc	23
21,862		Maxim Integrated Products, Inc	932
5,338		Maytag Corp	97
8,165	*	McData Corp (Class A)	43
943	*	Medis Technologies Ltd	17
9,315	*	MEMC Electronic Materials, Inc	212
1,540	*	Mercury Computer Systems, Inc	40
2,500		Methode Electronics, Inc	29
400	*	Metrologic Instruments, Inc	7
4,755	*	Micrel, Inc	53
13,649		Microchip Technology, Inc	411
39,154	*	Micron Technology, Inc	521
4,228	*	Microsemi Corp	108
4,100	*	Microtune, Inc	26
2,847	*	MIPS Technologies, Inc	19
1,718	*	Mobility Electronics, Inc	18
9,361		Molex, Inc	250
1,129	*	Monolithic Power Systems, Inc	10
2,561	*	Moog, Inc	76
163,433		Motorola, Inc	3,610
7,339	*	MRV Communications, Inc	16
555	*	Multi-Fineline Electronix, Inc	16
300		National Presto Industries, Inc	13
23,500		National Semiconductor Corp	618
694	*	Netlogic Microsystems, Inc	15
24,632	*	Network Appliance, Inc	585
8,585	*	Novellus Systems, Inc	215
11,335	*	Nvidia Corp	389
3,866	*	Omnivision Technologies, Inc	49
8,363	*	ON Semiconductor Corp	43
4,212	*	Openwave Systems, Inc	76
8,470	*	Oplink Communications, Inc	13
1,276	*	Optical Communication Products, Inc	2
869	*	OSI Systems, Inc	14
1,250		Park Electrochemical Corp	33
1,447	*	Pericom Semiconductor Corp	13
2,260	*	Photronics, Inc	44
2,814	*	Pixelworks, Inc	19
3,309		Plantronics, Inc	102
3,100	*	Plexus Corp	53
2,256	*	PLX Technology, Inc	19
11,897	*	PMC - Sierra, Inc	105
6,839	*	Polycom, Inc	111
1,009	*	Portalplayer, Inc	28
458	*	Powell Industries, Inc	10
1,813	*	Power Integrations, Inc	39
4,438	*	Power-One, Inc	25
7,309	*	Powerwave Technologies, Inc	95
6,266	*	QLogic Corp	214
108,976		Qualcomm, Inc	4,877
3,007	*	Quantum Fuel Systems Technologies Worldwide, Inc	12
6,600	*	Rambus, Inc	80
1,083		Raven Industries, Inc	32
1,663		Regal-Beloit Corp	54
12,915	*	RF Micro Devices, Inc	73
11,978		Rockwell Collins, Inc	579
1,100	*	Rogers Corp	43
35,228	*	Sanmina-SCI Corp	151
10,322		Scientific-Atlanta, Inc	387
1,500	*	Seachange International, Inc	10
5,166	*	Semtech Corp	85

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,383	*	Sigmatel, Inc	48
5,145	*	Silicon Image, Inc	46
2,811	*	Silicon Laboratories, Inc	85
5,900	*	Silicon Storage Technology, Inc	32
89,393	*	Sirius Satellite Radio, Inc	586
10,341	*	Skyworks Solutions, Inc	73
1,632	*	Spatialight, Inc	7
1,300		Spectralink Corp	17
2,490	*	Spectrum Brands, Inc	59
1,279	*	Standard Microsystems Corp	38
745	*	Supertex, Inc	22
2,907	*	Symmetricom, Inc	23
1,530	*	Synaptics, Inc	29
2,804		Technitrol, Inc	43
3,400	*	Tekelec	71
2,389		Teleflex, Inc	168
30,111	*	Tellabs, Inc	317
4,400	*	Terayon Communication Systems, Inc	17
2,944	*	Tessera Technologies, Inc	88
110,798		Texas Instruments, Inc	3,756
4,084	*	Thomas & Betts Corp	141
7,028	*	Transwitch Corp	12
1,704	*	Trident Microsystems, Inc	54
9,492	*	Triquint Semiconductor, Inc	33
2,833	*	TTM Technologies, Inc	20
640	*	Ulticom, Inc	7
976	*	Ultralife Batteries, Inc	13
1,466	*	Universal Display Corp	16
1,000	*	Universal Electronics, Inc	17
6,265	*	Utstarcom, Inc	51
3,331	*	Valence Technology, Inc	9
2,523	*	Varian Semiconductor Equipment Associates, Inc	107
1,399	*	Viasat, Inc	36
1,471		Vicor Corp	22
899	*	Virage Logic Corp	7
11,454	*	Vishay Intertechnology, Inc	137
14,636	*	Vitesse Semiconductor Corp	28
1,011	*	Volterra Semiconductor Corp	12
2,980	*	Westell Technologies, Inc	11
4,105		Whirlpool Corp	311
23,357		Xilinx, Inc	650
3,859	*	Zhone Technologies, Inc	10
712	*	Zoltek Cos, Inc	9
2,884	*	Zoran Corp	41

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	81,759

ENGINEERING AND MANAGEMENT SERVICES - 0.71%
1,230	*	Advisory Board Co	64
7,017	*	Amylin Pharmaceuticals, Inc	244
1,368	*	Antigenics, Inc	7
4,841	*	Applera Corp (Celera Genomics Group)	59
4,682	*	Ariad Pharmaceuticals, Inc	35
12,324	*	BearingPoint, Inc	94
900		CDI Corp	27
11,272	*	Celgene Corp	612
2,779		Corporate Executive Board Co	217
706	*	CRA International, Inc	29
2,332	*	CuraGen Corp	12
2,408	*	CV Therapeutics, Inc	64
3,808	*	deCODE genetics, Inc	32
1,618	*	DiamondCluster International, Inc	12
5,965	*	Digitas, Inc	68
1,742	*	Diversa Corp	10

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
3,090	*	eResearch Technology, Inc	44
1,146	*	Essex Corp	25
4,377	*	Exelixis, Inc	34
550	*	Exponent, Inc	17
5,722		Fluor Corp	368
3,419	*	Gen-Probe, Inc	169
1,135	*	Greenfield Online, Inc	6
3,404	*	Harris Interactive, Inc	15
2,802	*	Hewitt Associates, Inc	76
452	*	Huron Consulting Group, Inc	12
4,311	*	ICOS Corp	119
4,807	*	Incyte Corp	23
599	*	Infrasource Services, Inc	9
3,357	*	Isis Pharmaceuticals, Inc	17
3,862	*	Jacobs Engineering Group, Inc	260
1,504	*	Keryx Biopharmaceuticals, Inc	24
584		Landauer, Inc	29
907	*	LECG Corp	21
4,403	*	Lexicon Genetics, Inc	18
1,975	*	Lifecell Corp	43
1,864	*	Luminex Corp	19
1,221		MAXIMUS, Inc	44
2,143	*	Maxygen, Inc	18
8,108	*	Monogram Biosciences, Inc	19
16,932		Moody’s Corp	865
685	*	MTC Technologies, Inc	22
1,780	*	Myriad Genetics, Inc	39
3,190	*	Navigant Consulting, Inc	61
951	*	Neopharm, Inc	12
1,736	*	Neurogen Corp	12
1,645	*	Orchid Cellmark, Inc	14
21,918		Paychex, Inc	813
2,086	*	Per-Se Technologies, Inc	43
3,106	*	Pharmaceutical Product Development, Inc	179
2,566	*	PRG-Schultz International, Inc	8
10,576		Quest Diagnostics, Inc	535
2,870	*	Regeneron Pharmaceuticals, Inc	27
3,214	*	Resources Connection, Inc	95
1,318	*	Rigel Pharmaceuticals, Inc	31
4,084	*	Savient Pharmaceuticals, Inc	15
3,182	*	Seattle Genetics, Inc	17
1,392	*	Senomyx, Inc	24
1,234	*	SFBC International, Inc	55
5,223	*	Shaw Group, Inc	129
1,062	*	Sourcecorp	23
1,956	*	Symyx Technologies, Inc	51
358		Sypris Solutions, Inc	4
500	*	Tejon Ranch Co	24
3,521	*	Telik, Inc	58
3,591	*	Tetra Tech, Inc	60
953	*	Trimeris, Inc	15
2,744	*	URS Corp	111
1,753	*	Washington Group International, Inc	94
2,145		Watson Wyatt & Co Holdings	58

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,509

FABRICATED METAL PRODUCTS - 0.34%
2,488	*	Alliant Techsystems, Inc	186
532		Ameron International Corp	25
2,487		Aptargroup, Inc	124
7,420		Ball Corp	273
1,064		CIRCOR International, Inc	29
4,036		Commercial Metals Co	136

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
838	*	Commercial Vehicle Group, Inc	18
3,558		Crane Co	106
11,261	*	Crown Holdings, Inc	180
190		Dynamic Materials Corp	8
1,240	*	Earle M Jorgensen Co	12
1,604	*	Global Power Equipment Group, Inc	11
1,746	*	Griffon Corp	43
546		Gulf Island Fabrication, Inc	16
16,796		Illinois Tool Works, Inc	1,383
5,881	*	Jacuzzi Brands, Inc	47
496		Lifetime Brands, Inc	13
933	*	Mobile Mini, Inc	40
1,321	*	NCI Building Systems, Inc	54
1,422		Silgan Holdings, Inc	47
2,552		Simpson Manufacturing Co, Inc	100
4,037		Snap-On, Inc	146
1,400		Sturm Ruger & Co, Inc	13
444		Sun Hydraulics Corp	11
3,948	*	Taser International, Inc	24
1,000		Valmont Industries, Inc	29
690	*	Water Pik Technologies, Inc	14
1,666		Watts Water Technologies, Inc (Class A)	48

		TOTAL FABRICATED METAL PRODUCTS	3,136

FOOD AND KINDRED PRODUCTS - 2.83%
1,106		American Italian Pasta Co (Class A)	12
51,822		Anheuser-Busch Cos, Inc	2,230
43,928		Archer Daniels Midland Co	1,083
700	*	Boston Beer Co, Inc (Class A)	18
14,917		Campbell Soup Co	444
263		Coca-Cola Bottling Co Consolidated	13
138,887		Coca-Cola Co	5,999
20,011		Coca-Cola Enterprises, Inc	390
34,820		ConAgra Foods, Inc	862
12,755	*	Constellation Brands, Inc (Class A)	332
5,068		Corn Products International, Inc	102
4,436	*	Darling International, Inc	16
13,809	*	Del Monte Foods Co	148
650		Farmer Bros Co	13
3,574		Flowers Foods, Inc	97
19,288		General Mills, Inc	930
3,470	*	Gold Kist, Inc	68
23,044		H.J. Heinz Co	842
1,006	*	Hansen Natural Corp	47
7,598	*	Hercules, Inc	93
11,516		Hershey Co	648
5,077		Hormel Foods Corp	167
400		J&J Snack Foods Corp	23
3,464		J.M. Smucker Co	168
16,456		Kellogg Co	759
16,847		Kraft Foods, Inc (Class A)	515
1,829		Lancaster Colony Corp	79
1,746		Lance, Inc	30
686	*	M&F Worldwide Corp	11
9,108		McCormick & Co, Inc (Non-Vote)	297
2,766		Molson Coors Brewing Co (Class B)	177
518	*	National Beverage Corp	4
919	*	Peet’s Coffee & Tea, Inc	28
9,368		Pepsi Bottling Group, Inc	267
4,434		PepsiAmericas, Inc	101
111,841		PepsiCo, Inc	6,343
2,056		Ralcorp Holdings, Inc	86
1,203		Sanderson Farms, Inc	45

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
52,960		Sara Lee Corp	1,004
5,841	*	Smithfield Foods, Inc	173
1,787		Tootsie Roll Industries, Inc	57
2,378		Topps Co, Inc	20
2,025	*	TreeHouse Foods, Inc	54
16,191		Tyson Foods, Inc (Class A)	292
11,480		Wrigley (Wm.) Jr Co	825

		TOTAL FOOD AND KINDRED PRODUCTS	25,912

FOOD STORES - 0.43%
1,696	*	7-Eleven, Inc	60
24,119		Albertson’s, Inc	619
97		Arden Group, Inc (Class A)	7
1,203	*	Great Atlantic & Pacific Tea Co, Inc	34
700		Ingles Markets, Inc (Class A)	11
48,231	*	Kroger Co	993
1,886	*	Panera Bread Co (Class A)	97
1,133	*	Pantry, Inc	42
2,206	*	Pathmark Stores, Inc	25
2,200		Ruddick Corp	51
26,215	*	Starbucks Corp	1,313
964		Weis Markets, Inc	39
4,331		Whole Foods Market, Inc	582
2,108	*	Wild Oats Markets, Inc	27

		TOTAL FOOD STORES	3,900

FORESTRY - 0.14%
3,382		Rayonier, Inc	195
16,086		Weyerhaeuser Co	1,106

		TOTAL FORESTRY	1,301

FURNITURE AND FIXTURES - 0.36%
845		Bassett Furniture Industries, Inc	16
3,367	*	BE Aerospace, Inc	56
2,243		Ethan Allen Interiors, Inc	70
3,459		Furniture Brands International, Inc	62
4,477		Herman Miller, Inc	136
3,609		Hillenbrand Industries, Inc	170
3,605		HNI Corp	217
380		Hooker Furniture Corp	6
3,257	*	Interface, Inc (Class A)	27
12,860		Johnson Controls, Inc	798
2,436		Kimball International, Inc (Class B)	30
3,952		La-Z-Boy, Inc	52
12,744		Leggett & Platt, Inc	257
29,163		Masco Corp	895
18,515		Newell Rubbermaid, Inc	419
2,530	*	Select Comfort Corp	51
778		Stanley Furniture Co, Inc	20
2,894	*	Tempur-Pedic International, Inc	34

		TOTAL FURNITURE AND FIXTURES	3,316

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
19,787	*	Bed Bath & Beyond, Inc	795
1,937	*	Bell Microproducts, Inc	19
27,063		Best Buy Co, Inc	1,178
1,372	*	Brookstone, Inc	27
12,673		Circuit City Stores, Inc	217
1,370	*	Cost Plus, Inc	25
784	*	Design Within Reach, Inc	7
849	*	Electronics Boutique Holdings Corp	53
3,060	*	GameStop Corp (Class B)	87
1,692	*	Guitar Center, Inc	93

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
1,232		Haverty Furniture Cos, Inc	15
740		Knoll, Inc	14
3,107	*	Linens ‘n Things, Inc	83
3,500	*	Mohawk Industries, Inc	281
1,849		Movie Gallery, Inc	19
6,020		Pier 1 Imports, Inc	68
10,017		RadioShack Corp	248
1,828	*	Restoration Hardware, Inc	12
4,340		Steelcase, Inc (Class A)	63
2,382	*	The Bombay Co, Inc	11
1,215	*	Trans World Entertainment Corp	10
1,789		Tuesday Morning Corp	46
7,725	*	Williams-Sonoma, Inc	296

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,667

GENERAL BUILDING CONTRACTORS - 0.52%
310	*	Avatar Holdings, Inc	18
2,856		Beazer Homes USA, Inc	168
997		Brookfield Homes Corp	55
8,398		Centex Corp	542
289	*	Comstock Homebuilding Cos, Inc	6
18,289		DR Horton, Inc	662
2,166	*	Hovnanian Enterprises, Inc (Class A)	111
5,392		KB Home	395
8,903		Lennar Corp (Class A)	532
1,065		Levitt Corp (Class A)	24
862		M/I Homes, Inc	47
1,316		McGrath RentCorp	37
2,151		MDC Holdings, Inc	170
1,472	*	Meritage Homes Corp	113
274	*	NVR, Inc	242
1,250	*	Palm Harbor Homes, Inc	24
900	*	Perini Corp	16
14,436		Pulte Homes, Inc	620
3,230		Ryland Group, Inc	221
4,558		Standard-Pacific Corp	189
798		Technical Olympic USA, Inc	21
7,122	*	Toll Brothers, Inc	318
2,431		Walter Industries, Inc	119
2,352	*	WCI Communities, Inc	67
236	*	William Lyon Homes, Inc	37

		TOTAL GENERAL BUILDING CONTRACTORS	4,754

GENERAL MERCHANDISE STORES - 1.75%
2,874	*	99 Cents Only Stores	27
8,000	*	Big Lots, Inc	88
4,714	*	BJ’s Wholesale Club, Inc	131
360		Bon-Ton Stores, Inc	7
2,068	*	Cabela’s, Inc	38
3,355		Casey’s General Stores, Inc	78
481	*	Conn’s, Inc	13
31,997		Costco Wholesale Corp	1,379
4,477		Dillard’s, Inc (Class A)	93
21,835		Dollar General Corp	400
11,037		Family Dollar Stores, Inc	219
17,438		Federated Department Stores, Inc	1,166
2,720		Fred’s, Inc	34
15,102		JC Penney Co, Inc	716
2,846		Neiman Marcus Group, Inc (Class A)	284
919	*	Retail Ventures, Inc	10
8,388	*	Saks, Inc	155
2,069	*	ShopKo Stores, Inc	53
1,757		Stein Mart, Inc	36

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
58,968		Target Corp	3,062
31,543		TJX Cos, Inc	646
168,004		Wal-Mart Stores, Inc	7,362

		TOTAL GENERAL MERCHANDISE STORES	15,997

HEALTH SERVICES - 1.11%
839	*	Alliance Imaging, Inc	7
2,009	*	Allied Healthcare International, Inc	11
1,257	*	Amedisys, Inc	49
739	*	America Service Group, Inc	12
539	*	American Dental Partners, Inc	18
2,237	*	American Healthways, Inc	95
1,851	*	American Retirement Corp	35
1,984	*	Amsurg Corp	54
3,367	*	Apria Healthcare Group, Inc	107
7,127	*	Beverly Enterprises, Inc	87
535	*	Bio-Reference Labs, Inc	9
30,517	*	Caremark Rx, Inc	1,524
5,977	*	Community Health Systems, Inc	232
500	*	Corvel Corp	12
4,280	*	Covance, Inc	205
7,143	*	Coventry Health Care, Inc	614
2,321	*	Cross Country Healthcare, Inc	43
6,725	*	DaVita, Inc	310
4,192	*	Edwards Lifesciences Corp	186
1,864	*	Enzo Biochem, Inc	29
8,092	*	Express Scripts, Inc	503
1,379	*	Genesis HealthCare Corp	56
1,525	*	Gentiva Health Services, Inc	28
29,482		HCA, Inc	1,413
16,269		Health Management Associates, Inc (Class A)	382
3,932		Hooper Holmes, Inc	15
696	*	Horizon Health Corp	19
1,831	*	Kindred Healthcare, Inc	55
8,654	*	Laboratory Corp of America Holdings	422
1,374		LCA-Vision, Inc	51
3,672	*	LifePoint Hospitals, Inc	161
6,254	*	Lincare Holdings, Inc	257
1,822	*	Magellan Health Services, Inc	64
5,302		Manor Care, Inc	204
936	*	Matria Healthcare, Inc	35
419	*	Medcath Corp	10
20,212	*	Medco Health Solutions, Inc	1,108
600		National Healthcare Corp	21
5,807	*	Nektar Therapeutics	98
3,260	*	OCA, Inc	5
2,544	*	Odyssey HealthCare, Inc	43
1,288		Option Care, Inc	19
2,868	*	PainCare Holdings, Inc	11
1,406	*	Pediatrix Medical Group, Inc	108
6,600	b,v*	Physician Resource Group, Inc	—
1,389	*	Psychiatric Solutions, Inc	75
745	*	Radiation Therapy Services, Inc	24
1,200	*	RehabCare Group, Inc	25
4,596	*	Renal Care Group, Inc	217
1,597	*	Sierra Health Services, Inc	110
366	*	Specialty Laboratories, Inc	5
939	*	Stereotaxis, Inc	7
1,249	*	Sunrise Senior Living, Inc	83
1,167	*	Symbion, Inc	30
31,768	*	Tenet Healthcare Corp	357
5,358	*	Triad Hospitals, Inc	243
779	*	U.S. Physical Therapy, Inc	14

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,931	*	United Surgical Partners International, Inc	115
3,259		Universal Health Services, Inc (Class B)	155
774	*	VistaCare, Inc (Class A)	11

		TOTAL HEALTH SERVICES	10,198

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,325		Granite Construction, Inc	89

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	89

HOLDING AND OTHER INVESTMENT OFFICES - 2.55%
816	*	4Kids Entertainment, Inc	14
2,760		Aames Investment Corp	17
1,704		Acadia Realty Trust	31
2,248	*	Affiliated Managers Group, Inc	163
1,916		Affordable Residential Communities	19
505		Agree Realty Corp	14
142	*	Alexander’s, Inc	38
1,428		Alexandria Real Estate Equities, Inc	118
8,795		Allied Capital Corp	252
5,664		AMB Property Corp	254
900		American Campus Communities, Inc	22
8,501		American Financial Realty Trust	121
2,312		American Home Mortgage Investment Corp	70
1,959		AMLI Residential Properties Trust	63
7,595		Annaly Mortgage Management, Inc	98
3,218		Anthracite Capital, Inc	37
3,102		Anworth Mortgage Asset Corp	26
6,418		Apartment Investment & Management Co (Class A)	249
4,309		Apollo Investment Corp	85
850		Arbor Realty Trust, Inc	24
13,157		Archstone-Smith Trust	525
4,482		Arden Realty, Inc	185
2,591		Ashford Hospitality Trust, Inc	28
4,904		AvalonBay Communities, Inc	420
996		Bedford Property Investors	24
1,402		Bimini Mortgage Management, Inc (Class A)	16
2,102		BioMed Realty Trust, Inc	52
7,392		Boston Properties, Inc	524
1,212	*	Boykin Lodging Co	15
3,768		Brandywine Realty Trust	117
3,459		BRE Properties, Inc (Class A)	154
3,221		Camden Property Trust	180
2,624		Capital Automotive REIT	102
1,573		Capital Lease Funding, Inc	16
190		Capital Southwest Corp	16
800		Capital Trust, Inc	26
3,711		CarrAmerica Realty Corp	133
2,987		CBL & Associates Properties, Inc	122
1,378		Cedar Shopping Centers, Inc	20
3,200		Centerpoint Properties Trust	143
442		Cherokee, Inc	15
2,651		Colonial Properties Trust	118
3,287		Commercial Net Lease Realty, Inc	66
2,361		Corporate Office Properties Trust	83
700		Correctional Properties Trust	21
2,443		Cousins Properties, Inc	74
4,918		Crescent Real Estate Equities Co	101
1,045	*	Criimi MAE, Inc	18
7,195		Developers Diversified Realty Corp	336
700		Digital Realty Trust, Inc	13
9,832		Duke Realty Corp	333
1,377		EastGroup Properties, Inc	60
3,900		ECC Capital Corp	13

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,300		Education Realty Trust, Inc	38
204	*	Enstar Group, Inc	13
1,723		Entertainment Properties Trust	77
4,200		Equity Inns, Inc	57
1,267		Equity Lifestyle Properties, Inc	57
27,406		Equity Office Properties Trust	896
2,470		Equity One, Inc	57
19,383		Equity Residential	734
1,552		Essex Property Trust, Inc	140
2,100		Extra Space Storage, Inc	32
3,528		Federal Realty Investment Trust	215
3,339	*	FelCor Lodging Trust, Inc	51
3,283		Fieldstone Investment Corp	38
2,899		First Industrial Realty Trust, Inc	116
1,093		First Potomac Realty Trust	28
9,089		Friedman Billings Ramsey Group, Inc	93
1,961		Gables Residential Trust	86
11,927		General Growth Properties, Inc	536
1,193		Getty Realty Corp	34
638		Gladstone Capital Corp	14
2,735		Glenborough Realty Trust, Inc	53
2,171		Glimcher Realty Trust	53
1,007		Global Signal, Inc	45
2,000		GMH Communities Trust	29
1,641		Government Properties Trust, Inc	16
1,100		Gramercy Capital Corp	26
956		Harris & Harris Group, Inc	11
9,021		Health Care Property Investors, Inc	243
3,665		Health Care REIT, Inc	136
3,212		Healthcare Realty Trust, Inc	129
1,842		Heritage Property Investment Trust	64
2,403		Highland Hospitality Corp	25
3,647		Highwoods Properties, Inc	108
2,135		Home Properties, Inc	84
3,816		HomeBanc Corp	29
4,370		Hospitality Properties Trust	187
23,413		Host Marriott Corp	396
13,475		HRPT Properties Trust	167
5,056		IMPAC Mortgage Holdings, Inc	62
4,513		Inland Real Estate Corp	71
2,862		Innkeepers U.S.A. Trust	44
3,315		Investors Real Estate Trust	31
5,500		iShares Russell 2000 Index Fund	365
7,312		iStar Financial, Inc	296
1,947		Kilroy Realty Corp	109
13,250		Kimco Realty Corp	416
1,900		Kite Realty Group Trust	28
2,000		KKR Financial Corp	44
1,927		LaSalle Hotel Properties	66
3,317		Lexington Corporate Properties Trust	78
5,846		Liberty Property Trust	249
1,314		LTC Properties, Inc	28
2,561		Luminent Mortgage Capital, Inc	19
3,937		Macerich Co	256
4,122		Mack-Cali Realty Corp	185
2,313		Maguire Properties, Inc	70
5,848	*	MeriStar Hospitality Corp	53
5,284		MFA Mortgage Investments, Inc	32
1,279		Mid-America Apartment Communities, Inc	59
3,769		Mills Corp	208
1,500		MortgageIT Holdings, Inc	21
1,400		National Health Investors, Inc	39
476		National Health Realty, Inc	9

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
4,508		Nationwide Health Properties, Inc	105
3,103		New Century Financial Corp	113
6,949		New Plan Excel Realty Trust	159
2,873		Newcastle Investment Corp	80
1,252		NorthStar Realty Finance Corp	12
1,737		Novastar Financial, Inc	57
4,621		Omega Healthcare Investors, Inc	64
513		One Liberty Properties, Inc	10
573		Origen Financial, Inc	4
2,662		Pan Pacific Retail Properties, Inc	175
946		Parkway Properties, Inc	44
2,448		Pennsylvania Real Estate Investment Trust	103
12,520		Plum Creek Timber Co, Inc	475
2,677		Post Properties, Inc	100
3,044		Prentiss Properties Trust	124
16,211		Prologis	718
1,073		PS Business Parks, Inc	49
5,600		Public Storage, Inc	375
1,730		RAIT Investment Trust	49
992		Ramco-Gershenson Properties	29
5,400		Realty Income Corp	129
5,491		Reckson Associates Realty Corp	190
1,240		Redwood Trust, Inc	60
4,247		Regency Centers Corp	244
598	*	Rockville Financial, Inc	8
700		Saul Centers, Inc	25
3,400		Saxon Capital, Inc	40
3,728		Senior Housing Properties Trust	71
3,170		Shurgard Storage Centers, Inc (Class A)	177
11,526		Simon Property Group, Inc	854
1,224		Sizeler Property Investors, Inc	15
2,809		SL Green Realty Corp	192
1,302		Sovran Self Storage, Inc	64
16,800		SPDR Trust Series 1	2,067
4,550		Spirit Finance Corp	51
1,900		Strategic Hotel Capital, Inc	35
1,069		Sun Communities, Inc	35
1,594		Sunstone Hotel Investors, Inc	39
1,844		Tanger Factory Outlet Centers, Inc	51
687	*	Tarragon Corp	13
3,403		Taubman Centers, Inc	108
16,499	*	Telewest Global, Inc	379
6,355		Thornburg Mortgage, Inc	159
1,437		Town & Country Trust	42
6,212		Trizec Properties, Inc	143
4,211		Trustreet Properties, Inc	66
9,216		United Dominion Realty Trust, Inc	218
1,095		Universal Health Realty Income Trust	36
1,407		Urstadt Biddle Properties, Inc (Class A)	21
1,700		U-Store-It Trust	34
6,504		Ventas, Inc	209
7,992		Vornado Realty Trust	692
2,850		Washington Real Estate Investment Trust	89
5,353		Weingarten Realty Investors	203
2,315		Winston Hotels, Inc	23

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	23,362

HOTELS AND OTHER LODGING PLACES - 0.41%
1,418		Ameristar Casinos, Inc	30
2,464	*	Aztar Corp	76
1,131	*	Bluegreen Corp	20
2,948		Boyd Gaming Corp	127
1,205		Choice Hotels International, Inc	78

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,696	*	Gaylord Entertainment Co	128
1,718	*	Great Wolf Resorts, Inc	18
25,749		Hilton Hotels Corp	575
1,142	*	Isle of Capri Casinos, Inc	24
13,056	*	La Quinta Corp	113
1,559	*	Las Vegas Sands Corp	51
1,242		Marcus Corp	25
12,666		Marriott International, Inc (Class A)	798
8,119	*	MGM Mirage	355
604	*	Monarch Casino & Resort, Inc	10
1,437	*	MTR Gaming Group, Inc	12
566	*	Riviera Holdings Corp	13
14,410		Starwood Hotels & Resorts Worldwide, Inc	824
3,748		Station Casinos, Inc	249
2,055	*	Vail Resorts, Inc	59
3,169	*	Wynn Resorts Ltd	143

		TOTAL HOTELS AND OTHER LODGING PLACES	3,728

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.55%
51,262		3M Co	3,761
676	*	Aaon, Inc	12
1,797		Actuant Corp	84
4,600	*	Advanced Digital Information Corp	43
6,268	*	AGCO Corp	114
432		Alamo Group, Inc	9
1,703		Albany International Corp (Class A)	63
12,586		American Standard Cos, Inc	586
54,916	*	Apple Computer, Inc	2,944
110,856		Applied Materials, Inc	1,880
1,200	*	Astec Industries, Inc	34
888	*	ASV, Inc	20
3,264	*	Asyst Technologies, Inc	15
7,081	*	Axcelis Technologies, Inc	37
5,338		Black & Decker Corp	438
1,381		Black Box Corp	58
2,004	*	Blount International, Inc	35
3,368		Briggs & Stratton Corp	116
18,512	*	Brocade Communications Systems, Inc	76
3,284	*	Brooks Automation, Inc	44
1,372		Bucyrus International, Inc (Class A)	67
2,100		Carlisle Cos, Inc	133
674		Cascade Corp	33
45,570		Caterpillar, Inc	2,677
4,202		CDW Corp	248
5,864	*	Cirrus Logic, Inc	45
3,434	*	Cooper Cameron Corp	254
3,015		Cummins, Inc	265
1,418		Curtiss-Wright Corp	88
16,274		Deere & Co	996
164,195	*	Dell, Inc	5,615
4,861		Diebold, Inc	168
4,851		Donaldson Co, Inc	148
3,015	*	Dot Hill Systems Corp	20
13,696		Dover Corp	559
1,400	*	Dresser-Rand Group, Inc	34
463	*	Dril-Quip, Inc	22
10,202		Eaton Corp	648
159,756	*	EMC Corp	2,067
5,823	*	Emulex Corp	118
2,787		Engineered Support Systems, Inc	114
1,375	*	EnPro Industries, Inc	46
7,970	*	Entegris, Inc	90
7,347	*	Extreme Networks, Inc	33

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
831	*	Fargo Electronics, Inc	15
909	*	Flanders Corp	11
3,771	*	Flowserve Corp	137
4,666	*	FMC Technologies, Inc	196
1,688	*	Gardner Denver, Inc	75
15,479	*	Gateway, Inc	42
673	*	Gehl Co	19
1,525	*	Global Imaging Systems, Inc	52
673		Gorman-Rupp Co	16
4,828		Graco, Inc	166
8,494	*	Grant Prideco, Inc	345
193,145		Hewlett-Packard Co	5,640
1,276	*	Hydril	88
3,430		IDEX Corp	146
107,617		International Business Machines Corp	8,633
23,126		International Game Technology	624
1,163	*	Intevac, Inc	12
10,780	*	Jabil Circuit, Inc	333
5,301		Joy Global, Inc	267
993	*	Kadant, Inc	20
1,979		Kaydon Corp	56
2,584		Kennametal, Inc	127
2,183	*	Komag, Inc	70
3,600	*	Kulicke & Soffa Industries, Inc	26
9,315	*	Lam Research Corp	284
3,073		Lennox International, Inc	84
8,347	*	Lexmark International, Inc	510
700		Lindsay Manufacturing Co	15
800		Lufkin Industries, Inc	35
2,015		Manitowoc Co, Inc	101
17,191	*	Maxtor Corp	76
2,549	*	Micros Systems, Inc	112
310	*	Middleby Corp	22
1,516	*	Mikohn Gaming Corp	20
2,342		Modine Manufacturing Co	86
413		Nacco Industries, Inc (Class A)	47
11,424	*	National Oilwell Varco, Inc	752
2,164	*	Netgear, Inc	52
1,000		NN, Inc	12
1,903		Nordson Corp	72
2,737	*	Oil States International, Inc	99
8,166		Pall Corp	225
2,905	*	Palm, Inc	82
258	*	PAR Technology Corp	6
8,079		Parker Hannifin Corp	520
2,314	*	Paxar Corp	39
6,972		Pentair, Inc	254
15,510		Pitney Bowes, Inc	647
1,773	*	ProQuest Co	64
12,525	*	Quantum Corp	39
628	*	Rimage Corp	17
600		Robbins & Myers, Inc	13
12,399		Rockwell Automation, Inc	656
12,124	*	SanDisk Corp	585
744		Sauer-Danfoss, Inc	15
6,941	*	ScanSoft, Inc	37
871	*	Scansource, Inc	42
4,306	*	Scientific Games Corp (Class A)	133
16,448	v*	Seagate Technology, Inc (Escrow)	—
1,100	*	Semitool, Inc	9
14,202		Smith International, Inc	473
65,215	*	Solectron Corp	255
5,063		SPX Corp	233

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
800		Standex International Corp	21
5,279		Stanley Works	246
2,032		Stewart & Stevenson Services, Inc	48
16,219		Symbol Technologies, Inc	157
1,000		Tecumseh Products Co (Class A)	22
600		Tennant Co	25
3,427	*	Terex Corp	169
5,114		Timken Co	152
2,990		Toro Co	110
881	*	TurboChef Technologies, Inc	14
1,608	*	Ultratech, Inc	25
3,395	*	UNOVA, Inc	119
8,994	*	Varian Medical Systems, Inc	355
1,669	*	VeriFone Holdings, Inc	34
1,547		Watsco, Inc	82
14,492	*	Western Digital Corp	187
675		Woodward Governor Co	57
2,873		York International Corp	161
4,849	*	Zebra Technologies Corp (Class A)	190

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	50,870

INSTRUMENTS AND RELATED PRODUCTS - 4.53%
1,214	*	Abaxis, Inc	16
1,059	*	Abiomed, Inc	11
657	*	ADE Corp	15
4,372	*	Advanced Medical Optics, Inc	166
1,396	*	Advanced Neuromodulation Systems, Inc	66
4,200	*	Affymetrix, Inc	194
33,056	*	Agilent Technologies, Inc	1,083
3,618	*	Align Technology, Inc	24
8,772	*	Allergan, Inc	804
4,631	*	American Medical Systems Holdings, Inc	93
551	*	American Science & Engineering, Inc	36
928		Analogic Corp	47
1,600	*	Anaren, Inc	23
810	*	Animas Corp	13
12,810		Applera Corp (Applied Biosystems Group)	298
600	*	ARGON ST, Inc	18
1,344		Arrow International, Inc	38
1,500	*	Arthrocare Corp	60
1,087	*	Aspect Medical Systems, Inc	32
1,234	*	August Technology Corp	13
371		Badger Meter, Inc	15
7,155		Bard (C.R.), Inc	472
3,662		Bausch & Lomb, Inc	295
41,762		Baxter International, Inc	1,665
4,252		Beckman Coulter, Inc	230
16,682		Becton Dickinson & Co	875
786		BEI Technologies, Inc	28
16,477		Biomet, Inc	572
1,200	*	Bio-Rad Laboratories, Inc (Class A)	66
1,130	*	Biosite, Inc	70
44,384	*	Boston Scientific Corp	1,037
1,542	*	Bruker BioSciences Corp	7
1,796	*	Caliper Life Sciences, Inc	13
1,038	*	Candela Corp	10
742	*	Cantel Medical Corp	16
2,899	*	Cepheid, Inc	21
961		CNS, Inc	25
2,100	*	Coherent, Inc	61
1,500		Cohu, Inc	35
1,940	*	Conmed Corp	54
2,953		Cooper Cos, Inc	226

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
5,665	*	Credence Systems Corp	45
1,543	*	Cyberonics, Inc	46
15,875		Danaher Corp	855
800		Datascope Corp	25
5,200		Dentsply International, Inc	281
1,255	*	Dionex Corp	68
1,242	*	DJ Orthopedics, Inc	36
1,830		DRS Technologies, Inc	90
19,315		Eastman Kodak Co	470
1,002		EDO Corp	30
2,538	*	Encore Medical Corp	12
1,718	*	ESCO Technologies, Inc	86
1,694	*	Esterline Technologies Corp	64
833	*	Excel Technology, Inc	21
735	*	FARO Technologies, Inc	14
1,709	*	FEI Co	33
8,023	*	Fisher Scientific International, Inc	498
4,309	*	Flir Systems, Inc	127
2,265	*	Formfactor, Inc	52
3,260	*	Fossil, Inc	59
923	*	Foxhollow Technologies, Inc	44
21,787		Guidant Corp	1,501
1,733	*	Haemonetics Corp	82
2,292	*	HealthTronics, Inc	23
850	*	Herley Industries, Inc	16
1,387	*	Hologic, Inc	80
919	*	ICU Medical, Inc	26
1,260	*	I-Flow Corp	17
1,400	*	II-VI, Inc	25
2,022	*	Illumina, Inc	26
2,473	*	Inamed Corp	187
4,300	*	Input/Output, Inc	34
1,332	*	Integra LifeSciences Holdings Corp	51
1,755	*	Intermagnetics General Corp	49
885	*	Intralase Corp	13
2,329	*	Intuitive Surgical, Inc	171
2,044		Invacare Corp	85
1,673	*	Ionatron, Inc	17
1,083	*	IRIS International, Inc	20
512	*	Ista Pharmaceuticals, Inc	3
1,441	*	Itron, Inc	66
2,194	*	Ixia	32
198,479		Johnson & Johnson	12,560
900		Keithley Instruments, Inc	13
520	*	Kensey Nash Corp	16
13,236		Kla-Tencor Corp	645
4,991	*	Kopin Corp	35
1,951	*	Kyphon, Inc	86
656	*	LaBarge, Inc	8
1,257	*	Laserscope	35
542	*	LeCroy Corp	8
4,789	*	Lexar Media, Inc	31
4,233	*	LTX Corp	18
742	*	Measurement Specialties, Inc	16
80,980		Medtronic, Inc	4,342
2,307		Mentor Corp	127
1,469	*	Merit Medical Systems, Inc	26
2,775	*	Mettler-Toledo International, Inc	141
670	*	Micro Therapeutics, Inc	4
3,429	*	Millipore Corp	216
1,938		Mine Safety Appliances Co	75
2,254	*	MKS Instruments, Inc	39
1,101	*	Molecular Devices Corp	23

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
1,178		Movado Group, Inc	22
1,508		MTS Systems Corp	57
4,644	*	Nanogen, Inc	15
2,716	*	Newport Corp	38
1,043	*	NuVasive, Inc	20
1,667		Oakley, Inc	29
1,140	*	Palomar Medical Technologies, Inc	30
8,877		PerkinElmer, Inc	181
1,200	*	Photon Dynamics, Inc	23
1,717		PolyMedica Corp	60
30,410		Raytheon Co	1,156
2,350	*	Resmed, Inc	187
4,842	*	Respironics, Inc	204
1,037	*	Rofin-Sinar Technologies, Inc	39
5,730		Roper Industries, Inc	225
688	*	Rudolph Technologies, Inc	9
2,387	*	Sirf Technology Holdings, Inc	72
698	*	Somanetics Corp	17
1,305	*	Sonic Solutions, Inc	28
957	*	SonoSite, Inc	28
24,364	*	St. Jude Medical, Inc	1,140
3,471	*	Star Scientific, Inc	12
4,798		STERIS Corp	114
19,736		Stryker Corp	976
2,566	*	Sybron Dental Specialties, Inc	107
559	*	Symmetry Medical, Inc	13
2,400	*	Techne Corp	137
6,000		Tektronix, Inc	151
2,183	*	Teledyne Technologies, Inc	75
13,483	*	Teradyne, Inc	222
11,023	*	Thermo Electron Corp	341
3,100	*	ThermoGenesis Corp	16
3,489	*	Thoratec Corp	62
3,521	*	Trimble Navigation Ltd	119
1,583	*	TriPath Imaging, Inc	11
688		United Industrial Corp	25
2,410	*	Varian, Inc	83
1,820	*	Veeco Instruments, Inc	29
2,086	*	Ventana Medical Systems, Inc	79
1,897	*	Viasys Healthcare, Inc	47
1,589	*	Viisage Technology, Inc	7
828	*	Vital Images, Inc	18
400		Vital Signs, Inc	18
7,906	*	Waters Corp	329
1,846	*	Wright Medical Group, Inc	46
64,469	*	Xerox Corp	880
1,200		X-Rite, Inc	15
311		Young Innovations, Inc	12
16,636	*	Zimmer Holdings, Inc	1,146
600	*	Zoll Medical Corp	16

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	41,473

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
21,397		AON Corp	686
3,654		Brown & Brown, Inc	182
1,019		Clark, Inc	17
2,076		Crawford & Co (Class B)	16
6,200		Gallagher (Arthur J.) & Co	179
19,738		Hartford Financial Services Group, Inc	1,523
2,153		Hilb Rogal & Hobbs Co	80
1,185	*	LabOne, Inc	52
35,602		Marsh & McLennan Cos, Inc	1,082
2,320		National Financial Partners Corp	105

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
3,049	*	USI Holdings Corp	40

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,962

INSURANCE CARRIERS - 5.17%
2,172		21st Century Insurance Group	35
19,339		Aetna, Inc	1,666
676		Affirmative Insurance Holdings, Inc	10
33,346		Aflac, Inc	1,511
2,273		Alfa Corp	38
328	*	Alleghany Corp	100
3,675	*	Allmerica Financial Corp	151
44,554		Allstate Corp	2,463
7,039		Ambac Financial Group, Inc	507
2,223		American Equity Investment Life Holding Co	25
3,166		American Financial Group, Inc	107
153,146		American International Group, Inc	9,489
493		American National Insurance Co	59
652	*	American Physicians Capital, Inc	32
3,440	*	AMERIGROUP Corp	66
2,774		AmerUs Group Co	159
1,866	*	Argonaut Group, Inc	50
7,639		Assurant, Inc	291
625		Baldwin & Lyons, Inc (Class B)	16
1,052		Bristol West Holdings, Inc	19
2,823	*	Centene Corp	71
2,096	*	Ceres Group, Inc	12
13,097		Chubb Corp	1,173
8,804		Cigna Corp	1,038
11,502		Cincinnati Financial Corp	482
1,975	*	Citizens, Inc	13
1,505	*	CNA Financial Corp	45
1,100	*	CNA Surety Corp	16
10,017	*	Conseco, Inc	211
6,055	*	Covanta Holding Corp	81
1,728		Delphi Financial Group, Inc (Class A)	81
900		Direct General Corp	18
293		Donegal Group, Inc	6
168		EMC Insurance Group, Inc	3
3,019		Erie Indemnity Co (Class A)	159
881		FBL Financial Group, Inc (Class A)	26
10,888		Fidelity National Financial, Inc	485
1,175	*	First Acceptance Corp	12
5,495		First American Corp	251
558	*	Fpic Insurance Group, Inc	20
14,879		Genworth Financial, Inc	480
500		Great American Financial Resources, Inc	10
1,439		Harleysville Group, Inc	35
6,808		HCC Insurance Holdings, Inc	194
7,567	*	Health Net, Inc	358
1,441	*	HealthExtras, Inc	31
2,970		Horace Mann Educators Corp	59
10,971	*	Humana, Inc	525
423		Independence Holding Co	8
1,436		Infinity Property & Casualty Corp	50
8,848		Jefferson-Pilot Corp	453
314		Kansas City Life Insurance Co	16
1,406	*	KMG America Corp	11
1,329		LandAmerica Financial Group, Inc	86
5,461		Leucadia National Corp	235
11,692		Lincoln National Corp	608
10,012		Loews Corp	925
661	*	Markel Corp	218
9,106		MBIA, Inc	552

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
1,767		Mercury General Corp	106
27,832		Metlife, Inc	1,387
6,043		MGIC Investment Corp	388
578		Midland Co	21
720	*	Molina Healthcare, Inc	18
154	*	National Western Life Insurance Co (Class A)	33
3,921		Nationwide Financial Services, Inc (Class A)	157
590	*	Navigators Group, Inc	22
1,046		Odyssey Re Holdings Corp	27
4,060		Ohio Casualty Corp	110
12,273		Old Republic International Corp	327
5,837	*	Pacificare Health Systems, Inc	466
1,212	*	Philadelphia Consolidated Holding Co	103
6,516		Phoenix Cos, Inc	79
1,846	*	PMA Capital Corp (Class A)	16
6,281		PMI Group, Inc	250
1,393		Presidential Life Corp	25
19,764		Principal Financial Group	936
1,820	*	ProAssurance Corp	85
13,240		Progressive Corp	1,387
4,643		Protective Life Corp	191
34,532		Prudential Financial, Inc	2,333
5,790		Radian Group, Inc	307
1,878		Reinsurance Group Of America, Inc	84
1,557		RLI Corp	72
8,568		Safeco Corp	457
784		Safety Insurance Group, Inc	28
1,800		Selective Insurance Group, Inc	88
44,828		St. Paul Travelers Cos, Inc	2,011
1,990		Stancorp Financial Group, Inc	168
913		State Auto Financial Corp	29
1,214		Stewart Information Services Corp	62
6,853		Torchmark Corp	362
1,700		Tower Group, Inc	26
1,780		Transatlantic Holdings, Inc	101
648	*	Triad Guaranty, Inc	25
2,600		UICI	94
1,036		United Fire & Casualty Co	47
84,469		UnitedHealth Group, Inc	4,747
3,350		Unitrin, Inc	159
1,679	*	Universal American Financial Corp	38
19,988		UnumProvident Corp	410
7,254		W.R. Berkley Corp	286
1,256	*	WellCare Health Plans, Inc	47
2,153	*	WellChoice, Inc	163
40,982	*	WellPoint, Inc	3,107
95		Wesco Financial Corp	32
1,069		Zenith National Insurance Corp	67

		TOTAL INSURANCE CARRIERS	47,335

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
2,636	*	Corrections Corp of America	105
600	*	Geo Group, Inc	16

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	121

LEATHER AND LEATHER PRODUCTS - 0.12%
1,264		Brown Shoe Co, Inc	42
25,362	*	Coach, Inc	795
1,554	*	Genesco, Inc	58
600	*	Steven Madden Ltd	14
3,547	*	Timberland Co (Class A)	120
378		Weyco Group, Inc	7
4,323		Wolverine World Wide, Inc	91

		TOTAL LEATHER AND LEATHER PRODUCTS	1,127

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
LEGAL SERVICES - 0.01%
2,772	*	FTI Consulting, Inc	70
852		Pre-Paid Legal Services, Inc	33

		TOTAL LEGAL SERVICES	103

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,786		Laidlaw International, Inc	164

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	164

LUMBER AND WOOD PRODUCTS - 0.04%
660		American Woodmark Corp	22
4,900	*	Champion Enterprises, Inc	72
742		Deltic Timber Corp	34
7,563		Louisiana-Pacific Corp	209
442		Skyline Corp	18
979		Universal Forest Products, Inc	56

		TOTAL LUMBER AND WOOD PRODUCTS	411

METAL MINING - 0.35%
1,482		Cleveland-Cliffs, Inc	129
15,276	*	Coeur d’Alene Mines Corp	65
1,767		Commerce Group, Inc	103
11,984		Freeport-McMoRan Copper & Gold, Inc (Class A)	582
8,220	*	Hecla Mining Co	36
27,333		Newmont Mining Corp	1,289
6,413		Phelps Dodge Corp	833
1,140		Royal Gold, Inc	31
1,725		Southern Peru Copper Corp	97
3,233	*	Stillwater Mining Co	30

		TOTAL METAL MINING	3,195

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
2,039		Blyth, Inc	45
4,691		Callaway Golf Co	71
835		Charles & Colvard Ltd	21
1,000		Daktronics, Inc	24
546		Escalade, Inc	7
9,781		Fortune Brands, Inc	795
10,248		Hasbro, Inc	201
5,789	*	Identix, Inc	27
1,657	*	Jakks Pacific, Inc	27
3,216	*	K2, Inc	37
1,909	*	Leapfrog Enterprises, Inc	28
1,066		Marine Products Corp	12
27,680		Mattel, Inc	462
2,137		Nautilus, Inc	47
1,217	*	RC2 Corp	41
700		Russ Berrie & Co, Inc	10
2,628	*	Shuffle Master, Inc	69
467	*	Steinway Musical Instruments, Inc	12
3,313		Yankee Candle Co, Inc	81

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,017

MISCELLANEOUS RETAIL - 1.15%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	9
872	*	AC Moore Arts & Crafts, Inc	17
2,156	*	Alloy, Inc	10
20,523	*	Amazon.com, Inc	930
3,540		Barnes & Noble, Inc	133
1,412		Big 5 Sporting Goods Corp	34
374		Blair Corp	14

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
1,004	*	Blue Nile, Inc	32
5,069		Borders Group, Inc	112
635	*	Build-A-Bear Workshop, Inc	14
2,000		Cash America International, Inc	42
1,116	*	CKX, Inc	14
2,287	*	Coldwater Creek, Inc	58
54,293		CVS Corp	1,575
2,338	*	Dick’s Sporting Goods, Inc	70
7,381	*	Dollar Tree Stores, Inc	160
3,077	*	Drugstore.com, Inc	11
2,059	*	GSI Commerce, Inc	41
2,439	*	Hibbett Sporting Goods, Inc	54
1,216	*	Jill (J.) Group, Inc	19
2,200		Longs Drug Stores Corp	94
4,946	*	Marvel Entertainment, Inc	88
9,191		Michaels Stores, Inc	304
3,120		MSC Industrial Direct Co (Class A)	103
1,484	*	Nutri/System, Inc	37
21,101	*	Office Depot, Inc	627
840	*	Overstock.com, Inc	32
425	*	Party City Corp	7
3,889	*	Petco Animal Supplies, Inc	82
9,662		Petsmart, Inc	210
1,516	*	Priceline.com, Inc	29
35,035	*	Rite Aid Corp	136
6,680	*	Sears Holdings Corp	831
814	*	Sharper Image Corp	10
1,548	*	Sports Authority, Inc	46
1,250	*	Stamps.com, Inc	22
49,538		Staples, Inc	1,056
9,358		Tiffany & Co	372
1,504	*	Valuevision International, Inc (Class A)	17
68,273		Walgreen Co	2,966
1,558		World Fuel Services Corp	51
3,526	*	Zale Corp	96

		TOTAL MISCELLANEOUS RETAIL	10,565

MOTION PICTURES - 1.65%
2,781	*	Avid Technology, Inc	115
12,560		Blockbuster, Inc (Class A)	60
840		Carmike Cinemas, Inc	19
18,836	*	Discovery Holding Co (Class A)	272
2,719	*	DreamWorks Animation SKG, Inc (Class A)	75
3,427	*	Macrovision Corp	65
155,042		News Corp (Class A)	2,417
2,864		Regal Entertainment Group (Class A)	57
3,067	*	Time Warner Telecom, Inc (Class A)	24
305,833		Time Warner, Inc	5,539
95,260		Viacom, Inc (Class B)	3,145
135,969		Walt Disney Co	3,281
390	*	WPT Enterprises, Inc	3

		TOTAL MOTION PICTURES	15,072

NONDEPOSITORY INSTITUTIONS - 2.01%
1,136	*	Accredited Home Lenders Holding Co	40
4,592		Advance America Cash Advance Centers, Inc	61
67		Advanta Corp (Class B)	2
6,423		American Capital Strategies Ltd	236
72,985		American Express Co	4,192
9,944	*	AmeriCredit Corp	237
1,500		Ares Capital Corp	24
645		Asta Funding, Inc	20
919		Beverly Hills Bancorp, Inc	9

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
16,753		Capital One Financial Corp	1,332
4,471	*	CapitalSource, Inc	97
2,774		CharterMac	57
14,151		CIT Group, Inc	639
997	*	Collegiate Funding Services LLC	15
1,233	*	CompuCredit Corp	55
39,701		Countrywide Financial Corp	1,309
763		Delta Financial Corp	6
5,925		Doral Financial Corp	77
3,610	*	E-Loan, Inc	15
843	*	Encore Capital Group, Inc	15
64,410		Fannie Mae	2,887
591		Federal Agricultural Mortgage Corp (Class C)	14
1,081		Financial Federal Corp	43
815	*	First Cash Financial Services, Inc	21
1,763		First Marblehead Corp	45
46,007		Freddie Mac	2,598
84,381		MBNA Corp	2,079
3,210		MCG Capital Corp	54
3,920	*	Metris Cos, Inc	57
1,165	*	Nelnet, Inc	44
1,181		NGP Capital Resources Co	18
2,600	*	Ocwen Financial Corp	18
19,919	*	Providian Financial Corp	352
28,218		SLM Corp	1,514
300		Student Loan Corp	71
265	*	United PanAm Financial Corp	7
1,585		Westcorp	93
478	*	WFS Financial, Inc	32
1,332	*	World Acceptance Corp	34

		TOTAL NONDEPOSITORY INSTITUTIONS	18,419

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482		AMCOL International Corp	28
1,369		Compass Minerals International, Inc	31
3,187		Florida Rock Industries, Inc	204
6,876		Vulcan Materials Co	510

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	773

OIL AND GAS EXTRACTION - 2.86%
15,654		Anadarko Petroleum Corp	1,499
21,828		Apache Corp	1,642
668	*	Atlas America, Inc	33
1,212	*	ATP Oil & Gas Corp	40
896	*	Atwood Oceanics, Inc	75
22,675		Baker Hughes, Inc	1,353
1,263		Berry Petroleum Co (Class A)	84
875	*	Bill Barrett Corp	32
21,720		BJ Services Co	782
905	*	Bois d’Arc Energy, Inc	16
3,242	*	Brigham Exploration Co	42
25,628		Burlington Resources, Inc	2,084
3,429		Cabot Oil & Gas Corp (Class A)	173
2,656	*	Cal Dive International, Inc	168
871	*	Callon Petroleum Co	18
1,285	*	Carrizo Oil & Gas, Inc	38
3,310	*	Cheniere Energy, Inc	137
22,335		Chesapeake Energy Corp	854
5,563	*	Cimarex Energy Co	252
732	*	Clayton Williams Energy, Inc	32
2,751	*	Comstock Resources, Inc	90
2,103	*	Delta Petroleum Corp	44
3,800	*	Denbury Resources, Inc	192

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES				VALUE (000)
31,562			Devon Energy Corp	2,166
3,830			Diamond Offshore Drilling, Inc	235
900	*		Edge Petroleum Corp	24
3,307	*		Encore Acquisition Co	128
3,812	*		Endeavour International Corp	19
2,180	*		Energy Partners Ltd	68
10,201			ENSCO International, Inc	475
8,012			Equitable Resources, Inc	313
3,346	*		Forest Oil Corp	174
3,217	*		FX Energy, Inc	39
4,373	*		Gasco Energy, Inc	29
5,603	*		Global Industries Ltd	83
704	*		Goodrich Petroleum Corp	17
12,950	*		Grey Wolf, Inc	109
29,710			Halliburton Co	2,036
5,339	*		Hanover Compressor Co	74
2,496	*		Harvest Natural Resources, Inc	27
3,449			Helmerich & Payne, Inc	208
1,922	*		Houston Exploration Co	129
3,398	*		KCS Energy, Inc	94
7,737			Kerr-McGee Corp	751
1,692	*		McMoRan Exploration Co	33
6,041	*		Meridian Resource Corp	25
8,238	*		Newfield Exploration Co	404
5,171	*		Newpark Resources, Inc	44
11,486			Noble Energy, Inc	539
26,696			Occidental Petroleum Corp	2,281
1,600	*		Oceaneering International, Inc	85
2,048	*		Parallel Petroleum Corp	29
6,555	*		Parker Drilling Co	61
11,396			Patterson-UTI Energy, Inc	411
361	v	*	PetroCorp (Escrow)	—
3,587	*		PetroHawk Energy Corp	52
1,400	*		Petroleum Development Corp	54
2,768	*		Petroquest Energy, Inc	29
1,329	*		Pioneer Drilling Co	26
9,524			Pioneer Natural Resources Co	523
5,352	*		Plains Exploration & Production Co	229
4,111			Pogo Producing Co	242
10,575	*		Pride International, Inc	301
3,786	*		Quicksilver Resources, Inc	181
5,501			Range Resources Corp	212
1,410	*		Remington Oil & Gas Corp	59
7,354			Rowan Cos, Inc	261
1,050			RPC, Inc	27
1,364	*		SEACOR Holdings, Inc	99
5,362	*		Southwestern Energy Co	394
1,665	*		Spinnaker Exploration Co	108
3,800			St. Mary Land & Exploration Co	139
1,545	*		Stone Energy Corp	94
5,222	*		Superior Energy Services	121
2,001	*		Swift Energy Co	92
2,633	*		Syntroleum Corp	38
2,115	*		Tetra Technologies, Inc	66
3,819			Tidewater, Inc	186
1,176	*		Tipperary Corp	9
3,187			Todco	133
942	*		Toreador Resources Corp	33
2,432	*		Transmontaigne, Inc	19
1,526	*		Tri-Valley Corp	15
3,093	*		Unit Corp	171
2,260	*		Veritas DGC, Inc	83
3,500			Vintage Petroleum, Inc	160

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
865		W&T Offshore, Inc	28
1,100	*	Warren Resources, Inc	18
1,889	*	W-H Energy Services, Inc	61
1,935	*	Whiting Petroleum Corp	85
24,017		XTO Energy, Inc	1,088

		TOTAL OIL AND GAS EXTRACTION	26,226

PAPER AND ALLIED PRODUCTS - 0.60%
7,090		Bemis Co	175
3,865		Bowater, Inc	109
1,676	*	Buckeye Technologies, Inc	14
1,977	*	Caraustar Industries, Inc	22
1,356		Chesapeake Corp	25
17,486		Georgia-Pacific Corp	596
2,970		Glatfelter	42
4,634	*	Graphic Packaging Corp	13
1,033		Greif, Inc (Class A)	62
32,979		International Paper Co	983
31,884		Kimberly-Clark Corp	1,898
3,700		Longview Fibre Co	72
12,455		MeadWestvaco Corp	344
1,971	*	Mercer International, Inc	16
1,075		Neenah Paper, Inc	31
4,757		OfficeMax, Inc	151
3,866		Packaging Corp of America	75
2,695	*	Playtex Products, Inc	30
1,966		Potlatch Corp	102
1,984		Rock-Tenn Co (Class A)	30
1,040		Schweitzer-Mauduit International, Inc	23
16,953	*	Smurfit-Stone Container Corp	176
6,553		Sonoco Products Co	179
7,696		Temple-Inland, Inc	314
3,174		Wausau Paper Corp	40
905		Xerium Technologies, Inc	10

		TOTAL PAPER AND ALLIED PRODUCTS	5,532

PERSONAL SERVICES - 0.17%
620		Angelica Corp	11
9,052		Cintas Corp	372
1,567	*	Coinstar, Inc	29
1,405		G & K Services, Inc (Class A)	55
22,386		H&R Block, Inc	537
2,700		Jackson Hewitt Tax Service, Inc	65
3,015		Regis Corp	114
21,121		Service Corp International	175
587		Unifirst Corp	21
2,598	*	Weight Watchers International, Inc	134

		TOTAL PERSONAL SERVICES	1,513

PETROLEUM AND COAL PRODUCTS - 5.62%
5,256		Amerada Hess Corp	723
4,376		Ashland, Inc	242
151,253		Chevron Corp	9,791
92,857		ConocoPhillips	6,492
1,450		ElkCorp	52
15,949		EOG Resources, Inc	1,195
424,976		Exxon Mobil Corp	27,003
3,774		Frontier Oil Corp	167
738	*	Giant Industries, Inc	43
2,769	*	Headwaters, Inc	104
1,378		Holly Corp	88
24,431		Marathon Oil Corp	1,684
11,094		Murphy Oil Corp	553

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
9,254		Sunoco, Inc	724
4,554		Tesoro Corp	306
19,871		Valero Energy Corp	2,247
1,100		WD-40 Co	29

		TOTAL PETROLEUM AND COAL PRODUCTS	51,443

PRIMARY METAL INDUSTRIES - 0.73%
7,555	*	AK Steel Holding Corp	65
57,956		Alcoa, Inc	1,415
2,148	*	Aleris International, Inc	59
6,601		Allegheny Technologies, Inc	205
3,299		Belden CDT, Inc	64
1,200	*	Brush Engineered Materials, Inc	19
1,656		Carpenter Technology Corp	97
1,235	*	Century Aluminum Co	28
1,500	*	Chaparral Steel Co	38
3,800	*	CommScope, Inc	66
95,705	*	Corning, Inc	1,850
1,440	*	Encore Wire Corp	23
2,400	*	General Cable Corp	40
1,633		Gibraltar Industries, Inc	37
4,139		Hubbell, Inc (Class B)	194
2,054	*	Lone Star Technologies, Inc	114
1,977		Matthews International Corp (Class A)	75
2,942	*	Maverick Tube Corp	88
2,431		Mueller Industries, Inc	68
1,498	*	NS Group, Inc	59
10,718		Nucor Corp	632
2,745	*	Oregon Steel Mills, Inc	77
8,740		Precision Castparts Corp	464
1,713		Quanex Corp	113
733		Roanoke Electric Steel Corp	15
1,496	*	RTI International Metals, Inc	59
1,362		Schnitzer Steel Industries, Inc (Class A)	44
2,601		Steel Dynamics, Inc	88
697		Steel Technologies, Inc	18
1,141	*	Superior Essex, Inc	21
1,500		Texas Industries, Inc	82
910	*	Titanium Metals Corp	36
1,864		Tredegar Corp	24
7,519		United States Steel Corp	318
917	*	Wheeling-Pittsburgh Corp	15
4,742		Worthington Industries, Inc	100

		TOTAL PRIMARY METAL INDUSTRIES	6,710

PRINTING AND PUBLISHING - 0.80%
2,726	*	ACCO Brands Corp	77
4,531		American Greetings Corp (Class A)	124
1,700		Banta Corp	87
6,438		Belo (A.H.) Corp Series A	147
2,400		Bowne & Co, Inc	34
3,345	*	Cenveo, Inc	35
734	*	Consolidated Graphics, Inc	32
594		Courier Corp	22
269		CSS Industries, Inc	9
10,104		Dex Media, Inc	281
3,782		Dow Jones & Co, Inc	144
4,663	*	Dun & Bradstreet Corp	307
1,693		Ennis, Inc	28
5,477		EW Scripps Co	274
16,446		Gannett Co, Inc	1,132
3,853		Harte-Hanks, Inc	102
3,730		Hollinger International, Inc	37

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,000		John H Harland Co	89
3,300		John Wiley & Sons, Inc (Class A)	138
1,862		Journal Communications, Inc	28
2,824		Journal Register Co	46
5,128		Knight Ridder, Inc	301
3,200		Lee Enterprises, Inc	136
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	38
1,372		McClatchy Co (Class A)	89
25,500		McGraw-Hill Cos, Inc	1,225
1,673		Media General, Inc (Class A)	97
2,746		Meredith Corp	137
9,902		New York Times Co (Class A)	295
945	*	Playboy Enterprises, Inc (Class B)	13
2,200	*	Presstek, Inc	29
9,402	*	Primedia, Inc	38
1,771	*	R.H. Donnelley Corp	112
14,343		R.R. Donnelley & Sons Co	532
6,850		Reader’s Digest Association, Inc (Class A)	109
600		Schawk, Inc	12
2,073	*	Scholastic Corp	77
1,179		Standard Register Co	18
576		Thomas Nelson, Inc	11
16,125		Tribune Co	546
3,518	*	Valassis Communications, Inc	137
296		Washington Post Co (Class B)	238

		TOTAL PRINTING AND PUBLISHING	7,363

RAILROAD TRANSPORTATION - 0.53%
25,279		Burlington Northern Santa Fe Corp	1,512
14,558		CSX Corp	677
2,172		Florida East Coast Industries	98
1,567	*	Genesee & Wyoming, Inc (Class A)	50
5,512	*	Kansas City Southern Industries, Inc	128
27,143		Norfolk Southern Corp	1,101
17,385		Union Pacific Corp	1,247

		TOTAL RAILROAD TRANSPORTATION	4,813

REAL ESTATE - 0.11%
2,872	*	Alderwoods Group, Inc	47
520	*	California Coastal Communities, Inc	18
3,368	*	CB Richard Ellis Group, Inc	166
378		Consolidated-Tomoka Land Co	26
4,444		Forest City Enterprises, Inc (Class A)	169
2,179		Jones Lang LaSalle, Inc	100
900		Orleans Homebuilders, Inc	22
5,110		St. Joe Co	319
7,137		Stewart Enterprises, Inc (Class A)	47
2,118	*	Trammell Crow Co	52
300	*	ZipRealty, Inc	4

		TOTAL REAL ESTATE	970

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.10%
1,193	*	Applied Films Corp	25
4,500		Cooper Tire & Rubber Co	69
623	*	Deckers Outdoor Corp	15
10,579	*	Goodyear Tire & Rubber Co	165
2,919	*	Jarden Corp	120
2,068		Schulman (A.), Inc	37
5,633	*	Sealed Air Corp	267
1,100	*	Skechers U.S.A., Inc (Class A)	18
2,188		Spartech Corp	43
861		Titan International, Inc	12
714	*	Trex Co, Inc	17

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
3,650		Tupperware Corp	83
1,884		West Pharmaceutical Services, Inc	56

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	927

SECURITY AND COMMODITY BROKERS - 2.33%
5,277		A.G. Edwards. Inc	231
15,965	*	Ameritrade Holding Corp	343
1,974	*	Archipelago Holdings, Inc	79
7,593		Bear Stearns Cos, Inc	833
465		BKF Capital Group, Inc	14
1,430		BlackRock, Inc	127
1,547		Calamos Asset Management, Inc (Class A)	38
70,748		Charles Schwab Corp	1,021
2,296		Chicago Mercantile Exchange Holdings, Inc	774
586		Cohen & Steers, Inc	12
24,794	*	E*Trade Financial Corp	436
8,827		Eaton Vance Corp	219
5,631		Federated Investors, Inc (Class B)	187
10,754		Franklin Resources, Inc	903
448		GAMCO Investors, Inc	21
394	*	GFI Group, Inc	16
27,614		Goldman Sachs Group, Inc	3,357
803		Greenhill & Co, Inc	33
8,390		Instinet Group, Inc	42
761	*	International Securities Exchange, Inc	18
3,127	*	Investment Technology Group, Inc	93
15,473		Janus Capital Group, Inc	224
3,529		Jefferies Group, Inc	154
8,064	*	Knight Capital Group, Inc	67
3,465	*	LaBranche & Co, Inc	30
7,113		Legg Mason, Inc	780
18,407		Lehman Brothers Holdings, Inc	2,144
1,518	*	MarketAxess Holdings, Inc	21
62,805		Merrill Lynch & Co, Inc	3,853
72,999		Morgan Stanley	3,938
582	*	Morningstar, Inc	19
2,980	*	Nasdaq Stock Market, Inc	76
3,657		Nuveen Investments, Inc	144
1,419		optionsXpress Holdings, Inc	27
1,356	*	Piper Jaffray Cos	40
4,251		Raymond James Financial, Inc	137
1,400	*	Refco, Inc	40
870		Sanders Morris Harris Group, Inc	14
4,185		SEI Investments Co	157
501	*	Stifel Financial Corp	18
1,151		SWS Group, Inc	19
8,760		T Rowe Price Group, Inc	572
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	105

		TOTAL SECURITY AND COMMODITY BROKERS	21,380

SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc	70
617	*	Providence Service Corp	19
1,211	*	Res-Care, Inc	19

		TOTAL SOCIAL SERVICES	108

SPECIAL TRADE CONTRACTORS - 0.04%
2,453	*	AsiaInfo Holdings, Inc	12
1,686		Chemed Corp	73
2,673	*	Comfort Systems USA, Inc	24
3,450	*	Dycom Industries, Inc	70
1,050	*	EMCOR Group, Inc	62

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
1,632	*	Insituform Technologies, Inc (Class A)	28
685	*	Layne Christensen Co	16
7,852	*	Quanta Services, Inc	100

		TOTAL SPECIAL TRADE CONTRACTORS	385

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
2,068		Apogee Enterprises, Inc	35
1,725	*	Cabot Microelectronics Corp	51
1,443		CARBO Ceramics, Inc	95
1,237		Eagle Materials, Inc	150
10,662		Gentex Corp	186
2,309		Lafarge North America, Inc	156
1,000		Libbey, Inc	15
10,234	*	Owens-Illinois, Inc	211
2,500	b*	USG Corp	172

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,071

TEXTILE MILL PRODUCTS - 0.01%
732	*	Dixie Group, Inc	12
874		Oxford Industries, Inc	39

		TOTAL TEXTILE MILL PRODUCTS	51

TOBACCO PRODUCTS - 1.24%
138,196		Altria Group, Inc	10,186
4,176		Loews Corp (Carolina Group)	165
5,747		Reynolds American, Inc	477
1,760		Universal Corp (Virginia)	68
11,122		UST, Inc	466
1,727		Vector Group Ltd	35

		TOTAL TOBACCO PRODUCTS	11,397

TRANSPORTATION BY AIR - 0.36%
3,864	*	ABX Air, Inc	32
5,873	*	Airtran Holdings, Inc	74
1,734	*	Alaska Air Group, Inc	50
10,953	*	AMR Corp	123
4,581	*	Continental Airlines, Inc (Class B)	44
8,490	b*	Delta Air Lines, Inc	6
2,828	*	EGL, Inc	77
2,603	*	ExpressJet Holdings, Inc	23
20,120		FedEx Corp	1,753
2,150	*	Frontier Airlines, Inc	21
6,297	*	JetBlue Airways Corp	111
782	*	MAIR Holdings, Inc	5
2,151	*	Mesa Air Group, Inc	18
1,574	*	Offshore Logistics, Inc	58
1,500	*	Pinnacle Airlines Corp	10
347	*	Republic Airways Holdings, Inc	5
4,035		Skywest, Inc	108
51,657		Southwest Airlines Co	767
1,552	*	World Air Holdings, Inc	16

		TOTAL TRANSPORTATION BY AIR	3,301

TRANSPORTATION EQUIPMENT - 2.27%
1,197		A.O. Smith Corp	34
2,761	*	AAR Corp	47
772	*	Accuride Corp	11
1,438	*	Aftermarket Technology Corp	26
2,936		American Axle & Manufacturing Holdings, Inc	68
1,100		Arctic Cat, Inc	23
2,301	*	Armor Holdings, Inc	99
4,699		ArvinMeritor, Inc	79
6,146		Autoliv, Inc	267

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
55,086		Boeing Co	3,743
6,584		Brunswick Corp	248
3,374		Clarcor, Inc	97
1,035		Coachmen Industries, Inc	12
10,224		Dana Corp	96
32,196		Delphi Corp	89
3,359		Federal Signal Corp	57
3,728	*	Fleetwood Enterprises, Inc	46
117,280		Ford Motor Co	1,156
543		Freightcar America, Inc	22
3,656	*	GenCorp, Inc	68
13,280		General Dynamics Corp	1,588
30,564		General Motors Corp	936
11,734		Genuine Parts Co	503
8,131		Goodrich Corp	361
394		Greenbrier Cos, Inc	13
1,297	*	Group 1 Automotive, Inc	36
19,150		Harley-Davidson, Inc	928
2,800		Harsco Corp	184
2,622	*	Hayes Lemmerz International, Inc	12
1,585		Heico Corp	37
6,203		ITT Industries, Inc	705
3,200		JLG Industries, Inc	117
1,612		Kaman Corp (Class A)	33
24,551		Lockheed Martin Corp	1,499
4,500	v*	Mascotech (Escrow)	—
1,720		Monaco Coach Corp	25
4,275	*	Navistar International Corp	139
441		Noble International Ltd	11
23,847		Northrop Grumman Corp	1,296
3,100	*	Orbital Sciences Corp	39
4,900		Oshkosh Truck Corp	211
11,689		Paccar, Inc	794
10,282	*	Pactiv Corp	180
2,935		Polaris Industries, Inc	145
640	*	R&B, Inc	7
420	*	Sequa Corp (Class A)	25
500		Standard Motor Products, Inc	4
1,631		Superior Industries International, Inc	35
2,719	*	Tenneco Automotive, Inc	48
8,002		Textron, Inc	574
2,448		Thor Industries, Inc	83
2,774		Trinity Industries, Inc	112
1,426	*	Triumph Group, Inc	53
2,648	*	TRW Automotive Holdings Corp	78
68,247		United Technologies Corp	3,538
1,883		Wabash National Corp	37
3,132		Westinghouse Air Brake Technologies Corp	85
2,242		Winnebago Industries, Inc	65

		TOTAL TRANSPORTATION EQUIPMENT	20,824

TRANSPORTATION SERVICES - 0.16%
800		Ambassadors Group, Inc	18
5,760		C.H. Robinson Worldwide, Inc	369
783	*	Dynamex, Inc	12
11,980	*	Expedia, Inc	237
7,094		Expeditors International Washington, Inc	403
2,972		GATX Corp	118
1,410	*	HUB Group, Inc	52
2,493		Pacer International, Inc	66
1,800	*	Pegasus Solutions, Inc	16
2,021	*	RailAmerica, Inc	24
8,602		Sabre Holdings Corp	174

		TOTAL TRANSPORTATION SERVICES	1,489

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
TRUCKING AND WAREHOUSING - 0.43%
1,500		Arkansas Best Corp	52
3,458		CNF, Inc	182
424	*	Covenant Transport, Inc (Class A)	5
2,242		Forward Air Corp	83
1,009	*	Frozen Food Express Industries	11
3,217		Heartland Express, Inc	65
8,000		J.B. Hunt Transport Services, Inc	152
4,256		Landstar System, Inc	170
635	*	Marten Transport Ltd	16
1,145	*	Old Dominion Freight Line	38
421	*	P.A.M. Transportation Services, Inc	7
900	*	SCS Transportation, Inc	14
1,500	*	SIRVA, Inc	11
3,105	*	Swift Transportation Co, Inc	55
400	*	U.S. Xpress Enterprises, Inc (Class A)	5
40,846		United Parcel Service, Inc (Class B)	2,824
341	*	USA Truck, Inc	9
3,416		Werner Enterprises, Inc	59
3,917	*	Yellow Roadway Corp	162

		TOTAL TRUCKING AND WAREHOUSING	3,920

WATER TRANSPORTATION - 0.05%
2,950		Alexander & Baldwin, Inc	157
844	*	Gulfmark Offshore, Inc	27
972	*	Hornbeck Offshore Services, Inc	36
1,507	*	Kirby Corp	74
583		Maritrans, Inc	19
2,396	*	Odyssey Marine Exploration, Inc	9
1,898		Overseas Shipholding Group, Inc	111

		TOTAL WATER TRANSPORTATION	433

WHOLESALE TRADE-DURABLE GOODS - 0.48%
384	*	1-800 Contacts, Inc	7
5,979		Adesa, Inc	132
2,158		Agilysys, Inc	36
2,071		Applied Industrial Technologies, Inc	74
8,011	*	Arrow Electronics, Inc	251
2,054	*	Aviall, Inc	69
9,201	*	Avnet, Inc	225
1,038		Barnes Group, Inc	37
1,102	*	Beacon Roofing Supply, Inc	36
691		BlueLinx Holdings, Inc	9
3,872		BorgWarner, Inc	219
878		Building Material Holding Corp	82
702	*	Castle (A.M.) & Co	12
7,864	*	Cytyc Corp	211
1,490	*	Digi International, Inc	16
752	*	Drew Industries, Inc	19
2,198	*	Genesis Microchip, Inc	48
4,258		Hughes Supply, Inc	139
913	*	Huttig Building Products, Inc	8
8,207		IKON Office Solutions, Inc	82
1,091	*	Imagistics International, Inc	46
8,393	*	Ingram Micro, Inc (Class A)	156
3,362	*	Insight Enterprises, Inc	63
800	*	Interline Brands, Inc	17
1,077	*	Keystone Automotive Industries, Inc	31
2,533		Knight Transportation, Inc	62
300		Lawson Products, Inc	11
1,014	*	LKQ Corp	31

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
3,352		Martin Marietta Materials, Inc	263
763	*	Merge Technologies, Inc	13
1,454	*	Navarre Corp	8
6,818		Omnicare, Inc	383
2,729		Owens & Minor, Inc	80
9,236	*	Patterson Cos, Inc	370
4,013		PEP Boys-Manny Moe & Jack	56
4,800	*	PSS World Medical, Inc	64
1,959		Reliance Steel & Aluminum Co	104
1,661		Ryerson Tull, Inc	35
3,706		SCP Pool Corp	130
255	*	Strattec Security Corp	13
12,134	*	Sycamore Networks, Inc	46
1,514	*	TBC Corp	52
4,029	*	Tech Data Corp	148
3,517	*	Tyler Technologies, Inc	29
9,045	*	Visteon Corp	89
4,891		W.W. Grainger, Inc	308
2,165	*	WESCO International, Inc	73
744	*	West Marine, Inc	11

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,404

WHOLESALE TRADE-NONDURABLE GOODS - 1.00%
4,181		Airgas, Inc	124
2,283	*	Allscripts Healthcare Solutions, Inc	41
7,022		AmerisourceBergen Corp	543
2,511	*	BioScrip, Inc	16
3,695		Brown-Forman Corp (Class B)	220
28,504		Cardinal Health, Inc	1,808
909	*	Central European Distribution Corp	39
10,129	*	Dean Foods Co	394
3,261	*	Endo Pharmaceuticals Holdings, Inc	87
284	*	Green Mountain Coffee Roasters, Inc	10
1,696	*	Hain Celestial Group, Inc	33
1,800		Handleman Co	23
6,063	*	Henry Schein, Inc	258
500		Kenneth Cole Productions, Inc (Class A)	14
1,830		K-Swiss, Inc (Class A)	54
231	*	Maui Land & Pineapple Co, Inc	7
20,175		McKesson Corp	957
3,103	*	Men’s Wearhouse, Inc	83
1,402	*	Metals USA, Inc	29
1,570		Myers Industries, Inc	18
785		Nash Finch Co	33
12,512		Nike, Inc (Class B)	1,022
3,652		Nu Skin Enterprises, Inc (Class A)	70
718	*	Nuco2, Inc	18
3,222	*	Performance Food Group Co	102
652	*	Perry Ellis International, Inc	14
2,341	*	Priority Healthcare Corp (Class B)	65
303	*	Provide Commerce, Inc	7
3,250		Reebok International, Ltd	184
29,497		Safeway, Inc	755
1,539	*	School Specialty, Inc	75
900	*	Smart & Final, Inc	12
2,212	*	Source Interlink Cos, Inc	24
1,382	*	Spartan Stores, Inc	14
2,696		Stride Rite Corp	35
9,074		Supervalu, Inc	282
42,578		Sysco Corp	1,336
442		The Andersons, Inc	13
2,162	*	Tractor Supply Co	99
2,582	*	United Natural Foods, Inc	91

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

SHARES			VALUE (000)
2,230	*	United Stationers, Inc	107
423		Valhi, Inc	8

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,124

		TOTAL COMMON STOCKS (Cost $698,756)	915,373

		TOTAL PORTFOLIO - 99.92% (Cost $698,776)	915,373
		OTHER ASSETS & LIABILITIES, NET - 0.08%	702

		NET ASSETS - 100.00%	$916,075

*	Non-income producing

b	In bankruptcy

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a)      Section 302 certification of the principal executive officer (EX-99.CERT)

3(b)      Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 29, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2005	By:	/s/ Bertram L. Scott Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: November 29, 2005	By:	/s/ Russell Noles
Russell Noles
Vice President and Acting Chief Financial Officer,
Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a)      Section 302 certification of the principal executive officer (EX-99.CERT)

3(b)      Section 302 certification of the principal financial officer (EX-99.CERT)